Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 3.1%
32,681	(1)	Advantage Solutions, Inc.	$208,505	0.0
200,876	(1),(2)	AMC Entertainment Holdings, Inc.	4,949,585	0.5
11,630	(1)	AMC Networks, Inc.	472,527	0.1
4,801	(1),(2)	Anterix, Inc.	277,978	0.0
4,745		ATN International, Inc.	189,231	0.0
45,297	(1)	Audacy, Inc.	130,908	0.0
9,149	(1),(2)	Bandwidth, Inc.	296,336	0.0
7,345	(1),(2)	Boston Omaha Corp.	186,343	0.0
12,630	(1),(2)	Cardlytics, Inc.	694,397	0.1
37,162	(1)	Cargurus, Inc.	1,577,899	0.2
27,546	(1)	Cars.com, Inc.	397,489	0.0
2,338	(1),(2)	Chicken Soup For The Soul Entertainment, Inc.	18,681	0.0
42,454	(1),(2)	Cinemark Holdings, Inc.	733,605	0.1
144,449	(1)	Clear Channel Outdoor Holdings, Inc.	499,794	0.1
16,649		Cogent Communications Holdings, Inc.	1,104,661	0.1
27,125	(1)	comScore, Inc.	78,934	0.0
29,889	(1)	Consolidated Communications Holdings, Inc.	176,345	0.0
9,406	(1),(2)	CuriosityStream, Inc.	27,277	0.0
546	(1)	Daily Journal Corp.	170,347	0.0
15,490	(1)	EchoStar Corp.	377,027	0.0
25,261		Entravision Communications Corp.	161,923	0.0
7,456	(1),(2)	Eros STX Global Corp.	20,802	0.0
30,559	(1),(2)	Eventbrite, Inc.	451,356	0.0
8,404	(1)	EverQuote, Inc.	135,977	0.0
23,971	(1)	EW Scripps Co.	498,357	0.1
52,351	(1),(2)	fuboTV, Inc.	343,946	0.0
55,136	(1),(2)	Gannett Co., Inc.	248,663	0.0
236,054	(1)	Globalstar, Inc.	346,999	0.0
23,752	(1),(2)	Gogo, Inc.	452,713	0.0
33,676		Gray Television, Inc.	743,229	0.1
6,122	(1)	IDT Corp.	208,699	0.0
44,381	(1)	iHeartMedia, Inc.	840,132	0.1
19,764	(1)	Imax Corp.	374,133	0.0
7,518	(1)	Integral Ad Science Holding Corp.	103,748	0.0
46,139	(1)	Iridium Communications, Inc.	1,860,325	0.2
16,575		John Wiley & Sons, Inc.	878,972	0.1
68,938	(1)	Liberty Latin America Ltd.	661,115	0.1
8,943	(1)	Liberty Latin America Ltd. - Class A	86,747	0.0
18,763	(1)	Liberty Media Corp.- Liberty Braves C Tracking Stock	523,675	0.1
29,832	(1)	Liberty TripAdvisor Holdings, Inc.	61,156	0.0
22,657	(1)	Lions Gate Entertainment Corp. - Class A	368,176	0.0
46,243	(1)	Lions Gate Entertainment Corp. - Class B	695,032	0.1
19,172	(1)	LiveOne, Inc.	15,644	0.0
10,364	(1),(2)	Madison Square Garden Entertainment Corp.	863,425	0.1
51,231	(1),(2)	Magnite, Inc.	676,762	0.1
9,489	(1),(2)	Marcus Corp.	167,955	0.0
9,198	(1),(2)	MediaAlpha, Inc.	152,227	0.0
23,715		National CineMedia, Inc.	60,236	0.0
9,512	(1)	Ooma, Inc.	142,585	0.0
4,695	(1)	Outbrain, Inc.	50,377	0.0
21,024	(1)	QuinStreet, Inc.	243,878	0.0
22,964	(1),(2)	Radius Global Infrastructure, Inc.	327,926	0.0
10,847		Scholastic Corp.	436,917	0.0
19,140		Shenandoah Telecommunications Co.	451,321	0.0
18,025	(2)	Sinclair Broadcast Group, Inc.	505,061	0.1
24,656	(1)	Stagwell, Inc.	178,510	0.0
10,136	(1),(2)	TechTarget, Inc.	823,854	0.1
85,276		TEGNA, Inc.	1,910,182	0.2
39,176	(2)	Telephone & Data Systems, Inc.	739,643	0.1
3,471	(1)	Telesat Corp.	57,272	0.0
2,982	(1)	Thryv Holdings, Inc.	83,854	0.0
40,474	(1)	TrueCar, Inc.	159,872	0.0
6,236	(1)	United States Cellular Corp.	188,514	0.0
21,376	(1)	WideOpenWest, Inc.	372,798	0.0
27,820	(1)	Yelp, Inc.	948,940	0.1
16,951	(1)	Ziff Davis, Inc.	1,640,518	0.2
			33,832,015	3.1

		Consumer Discretionary: 9.9%
11,073	(1),(2)	1-800-Flowers.com, Inc.	141,291	0.0
6,634	(1)	1stdibs.com, Inc.	53,006	0.0
28,552	(1),(2)	2U, Inc.	379,171	0.0
12,409		Aaron's Co., Inc./The	249,173	0.0
22,002	(1)	Abercrombie & Fitch Co. - Class A	703,844	0.1
29,981	(2)	Academy Sports & Outdoors, Inc.	1,181,251	0.1
24,561	(1)	Accel Entertainment, Inc.	299,153	0.0
13,453		Acushnet Holdings Corp.	541,618	0.1
36,371	(1)	Adient plc	1,482,846	0.1
19,927	(1)	Adtalem Global Education, Inc.	592,031	0.1
45,379	(1)	American Axle & Manufacturing Holdings, Inc.	352,141	0.0
59,129	(2)	American Eagle Outfitters, Inc.	993,367	0.1
6,233	(1)	American Outdoor Brands, Inc.	81,839	0.0
7,808	(1)	American Public Education, Inc.	165,842	0.0
2,474	(1)	America's Car-Mart, Inc.	199,305	0.0
35,239	(1),(2)	AMMO, Inc.	169,147	0.0
10,540	(1),(2)	Arcimoto, Inc.	69,669	0.0
33,675		Arko Corp.	306,442	0.0
8,846	(1),(2)	Asbury Automotive Group, Inc.	1,417,129	0.1
9,193	(1),(2)	Aterian, Inc.	22,339	0.0
13,074	(1),(2)	Bally's Corp.	401,895	0.1
16,787	(1),(2)	Barnes & Noble Education, Inc.	60,097	0.0
3,664		Bassett Furniture Industries, Inc.	60,676	0.0
11,729	(1)	Beazer Homes USA, Inc.	178,515	0.0
38,300	(1),(2)	Bed Bath & Beyond, Inc.	862,899	0.1
7,892	(2)	Big 5 Sporting Goods Corp.	135,348	0.0
11,555	(2)	Big Lots, Inc.	399,803	0.0
8,949	(1)	BJ's Restaurants, Inc.	253,257	0.0
34,385	(2)	Bloomin Brands, Inc.	754,407	0.1
6,247	(1)	Bluegreen Vacations Holding Corp.	184,724	0.0
11,451	(1)	Boot Barn Holdings, Inc.	1,085,440	0.1
17,406	(1),(2)	Brinker International, Inc.	664,213	0.1
11,977	(2)	Buckle, Inc.	395,720	0.0
14,973		Caleres, Inc.	289,428	0.0
44,996	(1),(2)	Callaway Golf Co.	1,053,806	0.1
16,068	(2)	Camping World Holdings, Inc.	449,101	0.1
41,524	(1),(2)	Canoo, Inc.	229,212	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

25,826	(1),(2)	CarLotz, Inc.	35,382	0.0
20,149	(1),(2)	CarParts.com, Inc.	134,998	0.0
6,378		Carriage Services, Inc.	340,139	0.0
8,719		Cato Corp.	127,821	0.0
3,657	(1)	Cavco Industries, Inc.	880,788	0.1
11,976	(1)	Century Casinos, Inc.	143,113	0.0
11,734		Century Communities, Inc.	628,590	0.1
18,271	(1),(2)	Cheesecake Factory	727,003	0.1
47,287	(1)	Chico's FAS, Inc.	226,978	0.0
5,360	(1),(2)	Childrens Place, Inc./The	264,248	0.0
8,719	(1)	Chuy's Holdings, Inc.	235,413	0.0
3,409	(1),(2)	Citi Trends, Inc.	104,401	0.0
10,266		Clarus Corp.	233,859	0.0
7,298	(1),(2)	Conn's, Inc.	112,462	0.0
13,512	(1)	Container Store Group, Inc.	110,393	0.0
6,530	(1),(2)	Cooper-Standard Holdings, Inc.	57,268	0.0
27,333	(1)	Coursera, Inc.	629,752	0.1
9,253	(2)	Cracker Barrel Old Country Store, Inc.	1,098,609	0.1
22,488	(1)	CROCS, Inc.	1,718,083	0.2
56,071		Dana, Inc.	985,167	0.1
17,212	(1)	Dave & Buster's Entertainment, Inc.	845,109	0.1
25,422	(1)	Denny's Corp.	363,789	0.0
24,504	(1),(2)	Designer Brands, Inc.	331,049	0.0
2,109	(2)	Dillards, Inc.	566,035	0.1
6,543		Dine Brands Global, Inc.	510,027	0.1
10,319	(1)	Dorman Products, Inc.	980,615	0.1
29,405	(1)	Drive Shack, Inc.	45,284	0.0
5,939	(1)	Duluth Holdings, Inc.	72,634	0.0
8,534	(1)	El Pollo Loco Holdings, Inc.	99,165	0.0
5,054		Escalade, Inc.	66,713	0.0
4,270	(1),(2)	Esports Technologies, Inc.	28,780	0.0
9,004	(2)	Ethan Allen Interiors, Inc.	234,734	0.0
4,700	(1),(2)	European Wax Center, Inc.	138,932	0.0
34,101	(1)	Everi Holdings, Inc.	716,121	0.1
10,433	(1)	F45 Training Holdings, Inc.	111,633	0.0
7,843	(1)	Fiesta Restaurant Group, Inc.	58,626	0.0
63,480	(1),(2)	Fisker, Inc.	818,892	0.1
3,185		Flexsteel Industries, Inc.	61,470	0.0
19,451	(1)	Fossil Group, Inc.	187,508	0.0
16,317	(1)	Fox Factory Holding Corp.	1,598,250	0.2
11,155	(2)	Franchise Group, Inc.	462,152	0.1
13,019	(1)	Full House Resorts, Inc.	125,113	0.0
10,687	(1)	Funko, Inc.	184,351	0.0
16,746	(1),(2)	GAN Ltd.	80,716	0.0
5,757	(1)	Genesco, Inc.	366,203	0.0
121,236	(1),(2)	Genius Brands International, Inc.	123,661	0.0
13,045	(1)	Gentherm, Inc.	952,807	0.1
17,147	(1)	G-III Apparel Group Ltd.	463,826	0.1
6,844	(1)	Golden Entertainment, Inc.	397,431	0.0
16,192	(1)	Golden Nugget Online Gaming, Inc.	115,125	0.0
106,547	(1),(2)	Goodyear Tire & Rubber Co.	1,522,557	0.2
49,011	(1)	GoPro, Inc.	418,064	0.1
1,497		Graham Holdings Co.	915,371	0.1
12,748	(1)	Green Brick Partners, Inc.	251,900	0.0
6,420	(2)	Group 1 Automotive, Inc.	1,077,469	0.1
9,529	(1),(2)	Groupon, Inc.	183,243	0.0
22,238	(1),(2)	GrowGeneration Corp.	204,812	0.0
16,262	(2)	Guess?, Inc.	355,325	0.0
20,242	(1),(2)	Hall of Fame Resort & Entertainment Co.	22,469	0.0
6,360	(2)	Haverty Furniture Cos., Inc.	174,391	0.0
9,303	(1),(2)	Helen of Troy Ltd.	1,821,900	0.2
5,285		Hibbett, Inc.	234,337	0.0
33,164	(1)	Hilton Grand Vacations, Inc.	1,724,860	0.2
4,465		Hooker Furnishings Corp.	84,567	0.0
50,299	(1)	Houghton Mifflin Harcourt Co.	1,056,782	0.1
2,012	(1)	Hovnanian Enterprises, Inc.	118,909	0.0
9,292		Installed Building Products, Inc.	785,081	0.1
39,258		International Game Technology PLC	968,887	0.1
10,686	(1),(2)	iRobot Corp.	677,492	0.1
8,215	(2)	Jack in the Box, Inc.	767,363	0.1
2,184		Johnson Outdoors, Inc.	169,762	0.0
30,329		KB Home	982,053	0.1
5,001	(1),(2)	Kirkland's, Inc.	46,459	0.0
20,061	(2)	Kontoor Brands, Inc.	829,522	0.1
29,099	(2)	Krispy Kreme, Inc.	432,120	0.1
1,665	(1),(2)	Kura Sushi USA, Inc.	91,825	0.0
6,101	(1)	Lands' End, Inc.	103,229	0.0
13,791	(1),(2)	Latham Group, Inc.	182,593	0.0
39,683		Laureate Education Inc.- Class A	470,244	0.1
17,180	(2)	La-Z-Boy, Inc.	453,037	0.1
9,496	(2)	LCI Industries	985,780	0.1
8,473	(1),(2)	LGI Homes, Inc.	827,643	0.1
12,790	(1)	Life Time Group Holdings, Inc.	185,967	0.0
6,240		Lifetime Brands, Inc.	80,122	0.0
12,368	(1),(2)	Lindblad Expeditions Holdings, Inc.	186,509	0.0
10,305	(1)	Liquidity Services, Inc.	176,422	0.0
11,672	(1)	LL Flooring Holdings, Inc.	163,641	0.0
59,516	(1),(2)	Lordstown Motors Corp.	202,950	0.0
5,227	(1)	Lovesac Co/The	282,572	0.0
10,938	(1)	M/I Homes, Inc.	485,100	0.1
116,692		Macy's, Inc.	2,842,617	0.3
8,267	(1)	Malibu Boats, Inc.	479,569	0.1
8,136	(1)	MarineMax, Inc.	327,555	0.0
7,518	(1)	MasterCraft Boat Holdings, Inc.	185,018	0.0
22,033		MDC Holdings, Inc.	833,729	0.1
14,200	(1)	Meritage Homes Corp.	1,125,066	0.1
20,621	(1)	Modine Manufacturing Co.	185,795	0.0
5,501	(1)	Monarch Casino & Resort, Inc.	479,852	0.1
13,098		Monro, Inc.	580,765	0.1
8,536	(1)	Motorcar Parts of America, Inc.	152,197	0.0
6,756		Movado Group, Inc.	263,822	0.0
9,027		Murphy USA, Inc.	1,805,039	0.2
31,524	(1),(2)	National Vision Holdings, Inc.	1,373,501	0.1
12,986	(1),(2)	Nautilus, Inc.	53,502	0.0
3,217	(1)	NEOGAMES SA	49,638	0.0
17,930	(1)	Noodles & Co.	107,042	0.0
17,877	(1)	ODP Corp./The	819,303	0.1
9,103	(1)	ONE Group Hospitality, Inc./The	95,673	0.0
22,098	(1)	OneSpaWorld Holdings Ltd.	225,400	0.0
4,383	(2)	OneWater Marine, Inc.	150,994	0.0
16,838	(1)	Overstock.com, Inc.	740,956	0.1
6,241		Oxford Industries, Inc.	564,810	0.1
12,790		Papa Johns International, Inc.	1,346,531	0.1
43,153	(1),(2)	Party City Holdco, Inc.	154,488	0.0
8,981		Patrick Industries, Inc.	541,554	0.1
28,186	(1)	Perdoceo Education Corp.	323,575	0.0
8,145	(2)	PetMed Express, Inc.	210,141	0.0
10,859	(1)	PlayAGS, Inc.	72,430	0.0
11,012	(1),(2)	PLBY Group, Inc.	144,147	0.0
31,275	(1),(2)	Porch Group, Inc.	217,205	0.0
8,803	(1),(2)	Portillo's, Inc.	216,202	0.0
18,320	(1)	PowerSchool Holdings, Inc.	302,463	0.0
23,160	(1),(2)	Purple Innovation, Inc.	135,486	0.0
36,964	(1),(2)	Quotient Technology, Inc.	235,830	0.0
3,427		RCI Hospitality Holdings, Inc.	210,623	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

6,319	(1),(2)	Red Robin Gourmet Burgers, Inc.	106,538	0.0
21,391		Red Rock Resorts, Inc.	1,038,747	0.1
16,358	(1),(2)	Regis Corp.	34,679	0.0
6,142	(1),(2)	Rent the Runway, Inc.	42,318	0.0
25,591		Rent-A-Center, Inc.	644,637	0.1
14,184	(1)	Revolve Group, Inc.	761,539	0.1
2,832	(2)	Rocky Brands, Inc.	117,783	0.0
20,967	(1),(2)	Rush Street Interactive, Inc.	152,430	0.0
13,528	(2)	Ruth's Hospitality Group, Inc.	309,521	0.0
42,929	(1),(2)	Sally Beauty Holdings, Inc.	670,980	0.1
37,478	(1)	Scientific Games Corp.	2,201,833	0.2
19,978	(1)	SeaWorld Entertainment, Inc.	1,487,162	0.1
14,666	(1),(2)	Shake Shack, Inc.	995,821	0.1
21,616	(1),(2)	Shift Technologies, Inc.	47,555	0.0
7,138	(2)	Shoe Carnival, Inc.	208,144	0.0
9,191		Shutterstock, Inc.	855,498	0.1
20,367	(2)	Signet Jewelers Ltd.	1,480,681	0.1
20,499	(1)	Skyline Champion Corp.	1,124,985	0.1
8,802	(1),(2)	Sleep Number Corp.	446,349	0.1
18,081		Smith & Wesson Brands, Inc.	273,566	0.0
4,212	(1),(2)	Snap One Holdings Corp.	62,127	0.0
8,525	(2)	Sonic Automotive, Inc.	362,398	0.0
46,872	(1),(2)	Sonos, Inc.	1,322,728	0.1
16,489	(1)	Sportsman's Warehouse Holdings, Inc.	176,267	0.0
8,217		Standard Motor Products, Inc.	354,481	0.0
31,083		Steven Madden Ltd.	1,201,047	0.1
30,434	(1),(2)	Stitch Fix, Inc.	306,470	0.0
10,885	(1)	Stoneridge, Inc.	225,973	0.0
9,788	(2)	Strategic Education, Inc.	649,727	0.1
16,184	(1)	Stride, Inc.	587,965	0.1
6,748		Sturm Ruger & Co., Inc.	469,796	0.1
5,363		Superior Group of Cos, Inc.	95,730	0.0
4,374	(1),(2)	Sweetgreen, Inc.	139,924	0.0
8,633	(1)	Target Hospitality Corp.	51,798	0.0
45,899	(1)	Taylor Morrison Home Corp.	1,249,371	0.1
26,499	(1)	Tenneco, Inc.	485,462	0.1
27,036		Texas Roadhouse, Inc.	2,263,724	0.2
31,982	(1),(2)	The RealReal, Inc.	232,189	0.0
9,726		Tilly's, Inc.	91,035	0.0
5,944	(1),(2)	Torrid Holdings, Inc.	36,021	0.0
9,661	(1),(2)	Traeger, Inc.	71,878	0.0
5,184	(1)	TravelCenters of America, Inc.	222,705	0.0
42,772	(1)	Tri Pointe Homes, Inc.	858,862	0.1
19,200	(1)	Tupperware Brands Corp.	373,440	0.0
4,535	(1),(2)	Udemy, Inc.	56,506	0.0
5,967	(1)	Unifi, Inc.	108,003	0.0
5,629	(1)	Universal Electronics, Inc.	175,850	0.0
26,963	(1),(2)	Urban Outfitters, Inc.	677,041	0.1
11,636	(1)	Vera Bradley, Inc.	89,248	0.0
21,923	(1)	Vista Outdoor, Inc.	782,432	0.1
10,700	(1)	Visteon Corp.	1,167,691	0.1
36,334	(1),(2)	Vivint Smart Home, Inc.	245,618	0.0
6,508	(1)	VOXX International Corp.	64,885	0.0
22,644	(1),(2)	Vuzix Corp.	149,450	0.0
7,168	(2)	Weber, Inc.	70,461	0.0
11,546	(2)	Wingstop, Inc.	1,354,923	0.1
1,330		Winmark Corp.	292,600	0.0
12,767	(2)	Winnebago Industries	689,801	0.1
32,273		Wolverine World Wide, Inc.	728,079	0.1
53,700	(1),(2)	Workhorse Group, Inc.	268,500	0.0
20,468	(1)	WW International, Inc.	209,388	0.0
28,391	(1)	XL Fleet Corp.	56,498	0.0
8,485	(1),(2)	Xometry, Inc.	311,824	0.0
7,218	(1),(2)	XPEL, Inc.	379,739	0.0
3,727	(1),(2)	Xponential Fitness, Inc.	87,361	0.0
7,945	(1),(2)	Zumiez, Inc.	303,578	0.0
			108,177,570	9.9

		Consumer Staples: 3.4%
60,974	(1)	22nd Century Group, Inc.	141,460	0.0
13,054		Andersons, Inc.	656,094	0.1
25,907	(1)	AppHarvest, Inc.	139,250	0.0
25,033	(2)	B&G Foods, Inc.	675,390	0.1
34,901	(1),(2)	Beauty Health Co/The	589,129	0.1
44,066	(1)	BellRing Brands, Inc.	1,017,043	0.1
53,094	(1)	BJ's Wholesale Club Holdings, Inc.	3,589,685	0.3
7,076		Calavo Growers, Inc.	257,920	0.0
14,368	(2)	Cal-Maine Foods, Inc.	793,401	0.1
21,157	(1),(2)	Celsius Holdings, Inc.	1,167,443	0.1
19,882	(1)	Central Garden & Pet Co. - Class A - CENTA	810,788	0.1
12,950	(1)	Chefs' Warehouse Holdings, Inc.	422,170	0.0
1,876		Coca-Cola Consolidated, Inc.	932,091	0.1
12,847	(1)	Duckhorn Portfolio, Inc./The	233,687	0.0
21,441	(2)	Edgewell Personal Care Co.	786,242	0.1
19,292	(1)	elf Beauty, Inc.	498,312	0.1
26,606		Energizer Holdings, Inc.	818,401	0.1
13,801		Fresh Del Monte Produce, Inc.	357,584	0.0
15,527	(1),(2)	HF Foods Group, Inc.	103,410	0.0
30,361	(1),(2)	Honest Co., Inc./The	158,181	0.0
50,439	(1)	Hostess Brands, Inc.	1,106,632	0.1
5,858		Ingles Markets, Inc.	521,655	0.1
7,234		Inter Parfums, Inc.	636,954	0.1
5,764	(2)	J&J Snack Foods Corp.	893,996	0.1
3,208		John B Sanfilippo & Son, Inc.	267,676	0.0
7,238		Lancaster Colony Corp.	1,079,548	0.1
11,188	(1)	Landec Corp.	129,557	0.0
7,728		Limoneira Co.	113,447	0.0
4,507		Medifast, Inc.	769,705	0.1
5,759	(2)	MGP Ingredients, Inc.	492,913	0.0
15,754	(1)	Mission Produce, Inc.	199,288	0.0
9,472		National Beverage Corp.	412,032	0.0
65,188	(1)	NewAge, Inc.	37,874	0.0
19,522		Nu Skin Enterprises, Inc.	934,713	0.1
58,542	(1)	Performance Food Group Co.	2,980,373	0.3
9,572		Pricesmart, Inc.	754,944	0.1
61,794		Primo Water Corp.	880,565	0.1
21,479	(1),(2)	Rite Aid Corp.	187,941	0.0
7,272		Sanderson Farms, Inc.	1,363,427	0.1
2,818	(1)	Seneca Foods Corp.	145,240	0.0
33,411	(1)	Simply Good Foods Co/The	1,267,947	0.1
8,630	(1)	Sovos Brands, Inc.	122,373	0.0
14,687	(2)	SpartanNash Co.	484,524	0.0
44,481	(1)	Sprouts Farmers Market, Inc.	1,422,502	0.1
19,264	(1),(2)	Tattooed Chef, Inc.	242,341	0.0
6,825	(2)	Tootsie Roll Industries, Inc.	238,594	0.0
20,693	(1),(2)	TreeHouse Foods, Inc.	667,556	0.1
5,958		Turning Point Brands, Inc.	202,632	0.0
22,035	(1)	United Natural Foods, Inc.	911,147	0.1
10,064		Universal Corp.	584,417	0.1
4,840	(1)	USANA Health Sciences, Inc.	384,538	0.0
22,998	(2)	Utz Brands, Inc.	339,910	0.0
57,558		Vector Group Ltd.	692,998	0.1
26,973	(1)	Veru, Inc.	130,280	0.0
10,413	(1),(2)	Vital Farms, Inc.	128,705	0.0
5,379	(2)	WD-40 Co.	985,594	0.1
6,876	(2)	Weis Markets, Inc.	491,084	0.0
15,379	(1)	Whole Earth Brands, Inc.	110,114	0.0
			37,463,417	3.4

		Energy: 6.5%
10,286	(1),(2)	Aemetis, Inc.	130,324	0.0
27,905	(1),(2)	Alto Ingredients, Inc.	190,312	0.0
111,590	(1)	Antero Resources Corp.	3,406,843	0.3
5,858	(2)	Arch Resources, Inc.	804,772	0.1
49,145		Archrock, Inc.	453,608	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

28,063		Berry Corp.	289,610	0.0
17,706	(2)	Brigham Minerals, Inc.	452,388	0.0
9,183	(1)	Bristow Group, Inc.	340,506	0.0
21,398		Cactus, Inc.	1,214,123	0.1
31,164		California Resources Corp.	1,393,966	0.1
18,377	(1),(2)	Callon Petroleum Co.	1,085,713	0.1
72,162	(1),(2)	Centennial Resource Development, Inc./DE	582,347	0.1
3,765	(1),(2)	Centrus Energy Corp.	126,881	0.0
78,170	(1)	ChampionX Corp.	1,913,602	0.2
40,122	(2)	Chesapeake Energy Corp.	3,490,614	0.3
17,284	(2)	Civitas Resources, Inc.	1,032,028	0.1
61,899	(1),(2)	Clean Energy Fuels Corp.	491,478	0.1
79,226	(1),(2)	CNX Resources Corp.	1,641,563	0.2
37,488	(1),(2)	Comstock Resources, Inc.	489,218	0.1
13,393	(1)	CONSOL Energy, Inc.	503,979	0.1
11,532	(2)	Crescent Energy, Inc.	199,965	0.0
11,934	(2)	CVR Energy, Inc.	304,794	0.0
26,405	(1)	Delek US Holdings, Inc.	560,314	0.1
19,717	(1)	Denbury, Inc.	1,549,165	0.2
55,493		DHT Holdings, Inc.	321,859	0.0
7,661	(1),(2)	DMC Global, Inc.	233,661	0.0
12,068		Dorian L.P.G Ltd.	174,865	0.0
14,082	(1)	Dril-Quip, Inc.	525,963	0.1
10,694	(1),(2)	Earthstone Energy, Inc.	135,065	0.0
59,585	(1)	Energy Fuels, Inc./Canada	545,203	0.1
159,598		Equitrans Midstream Corp.	1,347,007	0.1
16,037	(1),(2)	Expro Group Holdings NV	285,138	0.0
16,122	(2)	Falcon Minerals Corp.	108,662	0.0
48,084	(1),(2)	Frontline Ltd./Bermuda	423,139	0.0
75,546	(1),(2)	Gevo, Inc.	353,555	0.0
40,478	(1)	Golar LNG Ltd.	1,003,045	0.1
18,906	(1),(2)	Green Plains, Inc.	586,275	0.1
55,432	(1)	Helix Energy Solutions Group, Inc.	264,965	0.0
39,837		Helmerich & Payne, Inc.	1,704,227	0.2
18,685		International Seaways, Inc.	337,077	0.0
1,416		Kinetik Holdings, Inc.	92,054	0.0
171,413	(1)	Kosmos Energy Ltd.	1,232,459	0.1
4,890	(1)	Laredo Petroleum, Inc.	386,995	0.0
36,270	(1)	Liberty Oilfield Services, Inc.	537,521	0.1
54,616	(2)	Magnolia Oil & Gas Corp.	1,291,668	0.1
43,296	(2)	Matador Resources Co.	2,293,822	0.2
57,548	(2)	Murphy Oil Corp.	2,324,364	0.2
2,815	(1),(2)	Nabors Industries Ltd.	429,907	0.0
14,866	(1)	National Energy Services Reunited Corp.	124,874	0.0
35,564	(1)	Newpark Resources, Inc.	130,164	0.0
68,005	(1)	NexTier Oilfield Solutions, Inc.	628,366	0.1
68,215		Nordic American Tankers Ltd.	145,298	0.0
21,021	(2)	Northern Oil and Gas, Inc.	592,582	0.1
7,688		Oasis Petroleum, Inc.	1,124,754	0.1
39,660	(1)	Oceaneering International, Inc.	601,246	0.1
25,319	(1)	Oil States International, Inc.	175,967	0.0
101,779		Ovintiv, Inc.	5,503,191	0.5
17,755	(1)	Par Pacific Holdings, Inc.	231,170	0.0
74,220		Patterson-UTI Energy, Inc.	1,148,926	0.1
37,712	(1)	PBF Energy, Inc.	919,041	0.1
37,969		PDC Energy, Inc.	2,759,587	0.3
34,390	(1)	Peabody Energy Corp.	843,587	0.1
34,287	(1)	ProPetro Holding Corp.	477,618	0.1
93,428	(1)	Range Resources Corp.	2,838,343	0.3
7,797	(1),(2)	Ranger Oil Corp.	269,230	0.0
17,432	(1)	Renewable Energy Group, Inc.	1,057,251	0.1
2,130	(1)	REX American Resources Corp.	212,148	0.0
3,329		Riley Exploration Permian, Inc.	83,491	0.0
28,401	(1),(2)	RPC, Inc.	303,039	0.0
19,144	(2)	Scorpio Tankers, Inc.	409,299	0.0
24,777	(1)	Select Energy Services, Inc.	212,339	0.0
42,285		SFL Corp. Ltd.	430,461	0.0
46,975		SM Energy Co.	1,829,676	0.2
12,780		Solaris Oilfield Infrastructure, Inc.	144,286	0.0
396,191	(1)	Southwestern Energy Co.	2,840,689	0.3
15,331	(1)	Talos Energy, Inc.	242,077	0.0
30,904	(1)	Teekay Corp.	97,966	0.0
8,969	(1),(2)	Teekay Tankers Ltd.	124,131	0.0
145,311	(1),(2)	Tellurian, Inc.	770,148	0.1
50,709	(1)	Tetra Technologies, Inc.	208,414	0.0
17,283	(1),(2)	Tidewater, Inc.	375,732	0.0
96,037	(1),(2)	Uranium Energy Corp.	440,810	0.0
68,542	(1)	Ur-Energy, Inc.	109,667	0.0
28,788	(1)	US Silica Holdings, Inc.	537,184	0.1
38,008	(1)	W&T Offshore, Inc.	145,191	0.0
15,414		Whiting Petroleum Corp.	1,256,395	0.1
23,670		World Fuel Services Corp.	640,037	0.1
			70,570,984	6.5

		Financials: 15.5%
7,612		1st Source Corp.	352,055	0.0
6,737		Alerus Financial Corp.	186,211	0.0
8,633		Allegiance Bancshares, Inc.	385,722	0.0
3,528	(2)	A-Mark Precious Metals, Inc.	272,856	0.0
18,778	(1)	Ambac Financial Group, Inc.	195,291	0.0
10,984		Amerant Bancorp, Inc.	346,985	0.0
32,089		American Equity Investment Life Holding Co.	1,280,672	0.1
5,137		American National Bankshares, Inc.	193,562	0.0
2,543		American National Group, Inc.	480,856	0.1
25,896		Ameris Bancorp.	1,136,316	0.1
8,060		Amerisafe, Inc.	400,340	0.0
57,938		Apollo Commercial Real Estate Finance, Inc.	807,076	0.1
52,978	(2)	Arbor Realty Trust, Inc.	903,805	0.1
17,329	(2)	Ares Commercial Real Estate Corp.	268,946	0.0
12,915		Argo Group International Holdings Ltd.	533,131	0.1
30,469	(2)	ARMOUR Residential REIT, Inc.	255,940	0.0
6,499		Arrow Financial Corp.	210,698	0.0
22,397		Artisan Partners Asset Management, Inc.	881,322	0.1
7,985	(1)	AssetMark Financial Holdings, Inc.	177,666	0.0
56,084		Associated Banc-Corp.	1,276,472	0.1
29,515		Atlantic Union Bankshares Corp.	1,082,905	0.1
2,044	(1),(2)	Atlanticus Holdings Corp.	105,859	0.0
22,877	(1)	Axos Financial, Inc.	1,061,264	0.1
8,058	(2)	B. Riley Financial, Inc.	563,738	0.1
22,268		Banc of California, Inc.	431,108	0.0
6,765	(2)	Bancfirst Corp.	562,916	0.1
10,819		Banco Latinoamericano de Comercio Exterior SA	168,560	0.0
20,956	(1)	Bancorp, Inc.	593,683	0.1
3,041	(2)	Bank First Corp.	218,922	0.0
6,893		Bank of Marin Bancorp	241,738	0.0
19,845		Bank of NT Butterfield & Son Ltd.	712,039	0.1
31,986	(2)	BankUnited, Inc.	1,406,105	0.1
13,368		Banner Corp.	782,429	0.1
7,080		Bar Harbor Bankshares	202,630	0.0
19,313		Berkshire Hills Bancorp, Inc.	559,498	0.1
126,152		BGC Partners, Inc.	555,069	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

60,548	(2)	Blackstone Mortgage Trust, Inc.	1,924,821	0.2
19,912	(1)	Blucora, Inc.	389,280	0.0
10,717	(1)	Bridgewater Bancshares, Inc.	178,760	0.0
94,661	(1),(2)	Bright Health Group, Inc.	182,696	0.0
13,043	(2)	Brightsphere Investment Group, Inc.	316,293	0.0
36,633		BrightSpire Capital, Inc.	338,855	0.0
52,948	(2)	Broadmark Realty Capital, Inc.	458,000	0.0
29,975		Brookline Bancorp, Inc.	474,204	0.0
18,874	(1)	BRP Group, Inc.	506,389	0.1
8,523		Business First Bancshares, Inc.	207,365	0.0
10,880		Byline Bancorp, Inc.	290,278	0.0
70,809		Cadence Bank	2,071,871	0.2
2,989		Cambridge Bancorp	254,065	0.0
6,245		Camden National Corp.	293,765	0.0
33,153	(1)	Cannae Holdings, Inc.	793,020	0.1
6,825		Capital City Bank Group, Inc.	179,907	0.0
55,553		Capitol Federal Financial, Inc.	604,417	0.1
8,495		Capstar Financial Holdings, Inc.	179,075	0.0
10,911	(1)	Carter Bankshares, Inc.	189,524	0.0
28,361		Cathay General Bancorp.	1,269,155	0.1
8,152	(2)	CBTX, Inc.	252,712	0.0
11,378		Central Pacific Financial Corp.	317,446	0.0
90,983		Chimera Investment Corp.	1,095,435	0.1
6,917		Citizens & Northern Corp.	168,636	0.0
26,247	(1),(2)	Citizens, Inc.	111,287	0.0
6,146		City Holding Co.	483,690	0.1
7,057		Civista Bancshares, Inc.	170,074	0.0
7,382		CNB Financial Corp.	194,294	0.0
46,128		CNO Financial Group, Inc.	1,157,352	0.1
4,295	(1)	Coastal Financial Corp./WA	196,496	0.0
9,623		Cohen & Steers, Inc.	826,519	0.1
30,304	(2)	Columbia Banking System, Inc.	977,910	0.1
19,362	(1),(2)	Columbia Financial, Inc.	416,477	0.0
20,389		Community Bank System, Inc.	1,430,288	0.1
6,136		Community Trust Bancorp, Inc.	252,803	0.0
15,690		ConnectOne Bancorp, Inc.	502,237	0.1
9,840	(2)	Cowen, Inc.	266,664	0.0
20,844	(1)	CrossFirst Bankshares, Inc.	328,501	0.0
9,117	(2)	Curo Group Holdings Corp.	118,977	0.0
11,856	(1)	Customers Bancorp, Inc.	618,172	0.1
49,082		CVB Financial Corp.	1,139,193	0.1
1,339		Diamond Hill Investment Group, Inc.	250,795	0.0
14,309		Dime Community Bancshares, Inc.	494,662	0.1
11,823	(1)	Donnelley Financial Solutions, Inc.	393,233	0.0
11,964		Dynex Capital, Inc.	193,817	0.0
12,402		Eagle Bancorp, Inc.	707,038	0.1
66,116		Eastern Bankshares, Inc.	1,424,139	0.1
10,123	(1)	eHealth, Inc.	125,626	0.0
18,590	(2)	Ellington Financial, Inc.	329,973	0.0
11,591		Employers Holdings, Inc.	475,463	0.0
9,596	(1),(2)	Encore Capital Group, Inc.	601,957	0.1
14,127	(1)	Enova International, Inc.	536,402	0.1
4,719	(1)	Enstar Group Ltd.	1,232,367	0.1
14,200		Enterprise Financial Services Corp.	671,802	0.1
6,314		Equity Bancshares, Inc.	204,005	0.0
41,476		Essent Group Ltd.	1,709,226	0.2
21,285	(1),(2)	Ezcorp, Inc.	128,561	0.0
12,671		Farmers National Banc Corp.	216,167	0.0
13,687		FB Financial Corp.	607,977	0.1
3,847		Federal Agricultural Mortgage Corp.	417,323	0.0
36,322		Federated Hermes, Inc.	1,237,127	0.1
2,048	(2)	Fidelity D&D Bancorp, Inc.	95,089	0.0
6,838		Financial Institutions, Inc.	206,029	0.0
5,192		First Bancorp, Inc./The	156,175	0.0
77,127		First BanCorp. Puerto Rico	1,011,906	0.1
13,663		First BanCorp. Southern Pines NC	570,704	0.1
8,511		First Bancshares, Inc./The	286,480	0.0
8,021		First Bank/Hamilton NJ	114,059	0.0
20,884		First Busey Corp.	529,201	0.1
36,920		First Commonwealth Financial Corp.	559,707	0.1
8,281		First Community Bancshares, Inc.	233,607	0.0
36,289		First Financial Bancorp.	836,461	0.1
49,600	(2)	First Financial Bankshares, Inc.	2,188,352	0.2
1,184		First Financial Corp.	51,244	0.0
16,756		First Foundation, Inc.	407,003	0.0
4,232		First Internet Bancorp	182,018	0.0
34,156		First Interstate Bancsystem, Inc.	1,255,916	0.1
21,464		First Merchants Corp.	892,902	0.1
7,326		First Mid Bancshares, Inc.	281,978	0.0
10,248		First of Long Island Corp.	199,426	0.0
15,522		FirstCash Holdings, Inc.	1,091,817	0.1
2,138		Five Star Bancorp	60,505	0.0
20,517		Flagstar Bancorp, Inc.	869,921	0.1
11,330		Flushing Financial Corp.	253,226	0.0
23,207	(1)	Focus Financial Partners, Inc.	1,061,488	0.1
13,934	(2)	Franklin BSP Realty Trust, Inc.	194,797	0.0
60,280		Fulton Financial Corp.	1,001,854	0.1
17,583	(2)	GCM Grosvenor, Inc.	170,731	0.0
190,981	(1)	Genworth Financial, Inc.	721,908	0.1
11,002		German American Bancorp, Inc.	417,966	0.0
42,190		Glacier Bancorp., Inc.	2,121,313	0.2
7,082		Goosehead Insurance, Inc.	556,433	0.1
24,866		Granite Point Mortgage Trust, Inc.	276,510	0.0
11,726		Great Ajax Corp.	137,546	0.0
4,101		Great Southern Bancorp., Inc.	242,000	0.0
21,144	(1)	Green Dot Corp.	581,037	0.1
6,431		Greenhill & Co., Inc.	99,488	0.0
13,370		Hamilton Lane, Inc.	1,033,367	0.1
32,872		Hancock Whitney Corp.	1,714,275	0.2
13,486		Hanmi Financial Corp.	331,890	0.0
30,349	(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,439,453	0.1
18,927		HarborOne Bancorp, Inc.	265,357	0.0
2,422		HCI Group, Inc.	165,132	0.0
15,941		Heartland Financial USA, Inc.	762,458	0.1
26,054		Heritage Commerce Corp.	293,108	0.0
14,654		Heritage Financial Corp.	367,229	0.0
23,363		Hilltop Holdings, Inc.	686,872	0.1
668		Hingham Institution for Savings	229,258	0.0
3,848		Home Bancorp, Inc.	156,960	0.0
59,212		Home Bancshares, Inc./Conway AR	1,338,191	0.1
7,730		HomeStreet, Inc.	366,247	0.0
6,557		HomeTrust Bancshares, Inc.	193,628	0.0
45,056		Hope Bancorp, Inc.	724,500	0.1
17,151		Horace Mann Educators Corp.	717,426	0.1
18,475		Horizon Bancorp, Inc.	344,928	0.0
19,960		Houlihan Lokey, Inc.	1,752,488	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

17,802	(2)	Independent Bank Corp.	1,454,245	0.1
2,180		Independent Bank Corp. Michigan	47,960	0.0
14,675		Independent Bank Group, Inc.	1,044,273	0.1
20,857		International Bancshares Corp.	880,374	0.1
113,102	(2)	Invesco Mortgage Capital, Inc.	257,873	0.0
87,626		Investors Bancorp, Inc.	1,308,256	0.1
14,604		James River Group Holdings Ltd.	361,303	0.0
30,304		Kearny Financial Corp./MD	390,316	0.0
8,426		Kinsale Capital Group, Inc.	1,921,297	0.2
13,775		KKR Real Estate Finance Trust, Inc.	283,903	0.0
47,644		Ladder Capital Corp.	565,534	0.1
24,077		Lakeland Bancorp, Inc.	402,086	0.0
9,632	(2)	Lakeland Financial Corp.	703,136	0.1
38,625	(1)	LendingClub Corp.	609,503	0.1
4,554	(1)	LendingTree, Inc.	544,977	0.1
12,430	(2)	Live Oak Bancshares, Inc.	632,563	0.1
32,612	(1)	Maiden Holdings Ltd.	78,595	0.0
19,824	(1),(2)	MBIA, Inc.	305,091	0.0
6,981		Mercantile Bank Corp.	247,267	0.0
6,870		Merchants Bancorp/IN	188,101	0.0
11,578		Meta Financial Group, Inc.	635,864	0.1
8,757		Metrocity Bankshares, Inc.	205,614	0.0
34,013	(1)	MetroMile, Inc.	44,897	0.0
3,218	(1)	Metropolitan Bank Holding Corp.	327,496	0.0
177,350		MFA Financial, Inc.	714,721	0.1
8,412		Midland States Bancorp, Inc.	242,770	0.0
6,374		MidWestOne Financial Group, Inc.	210,979	0.0
23,537		Moelis & Co.	1,105,062	0.1
23,324	(1)	Mr Cooper Group, Inc.	1,065,207	0.1
4,354		MVB Financial Corp.	180,691	0.0
11,980		National Bank Holdings Corp.	482,554	0.1
1,006		National Western Life Group, Inc.	211,662	0.0
57,281		Navient Corp.	976,068	0.1
16,951		NBT Bancorp., Inc.	612,440	0.1
6,459		Nelnet, Inc.	548,950	0.1
156,767		New York Mortgage Trust, Inc.	572,200	0.1
4,910	(1),(2)	Nicolet Bankshares, Inc.	459,429	0.0
33,883	(1)	NMI Holdings, Inc.	698,667	0.1
20,879		Northfield Bancorp, Inc.	299,822	0.0
44,952		Northwest Bancshares, Inc.	607,302	0.1
22,992		OceanFirst Financial Corp.	462,139	0.0
3,706	(1)	Ocwen Financial Corp.	88,055	0.0
20,035		OFG Bancorp	533,732	0.1
111,937		Old National Bancorp.	1,833,528	0.2
12,472		Old Second Bancorp, Inc.	180,969	0.0
41,148	(1)	Open Lending Corp.	778,109	0.1
8,977	(1)	Oportun Financial Corp.	128,910	0.0
3,405		Oppenheimer Holdings, Inc.	148,390	0.0
36,455	(2)	Orchid Island Capital, Inc.	118,479	0.0
9,327		Origin Bancorp, Inc.	394,439	0.0
36,677		Pacific Premier Bancorp, Inc.	1,296,532	0.1
9,907	(1)	Palomar Holdings, Inc.	633,949	0.1
5,927	(2)	Park National Corp.	778,689	0.1
7,679		Peapack-Gladstone Financial Corp.	266,845	0.0
11,662		PennyMac Financial Services, Inc.	620,418	0.1
39,347		Pennymac Mortgage Investment Trust	664,571	0.1
9,588		Peoples Bancorp., Inc.	300,200	0.0
3,165		Peoples Financial Services Corp.	159,769	0.0
6,896		Piper Sandler Cos	905,100	0.1
9,467		PJT Partners, Inc.	597,557	0.1
17,164	(1)	PRA Group, Inc.	773,753	0.1
5,835		Preferred Bank/Los Angeles CA	432,315	0.0
14,643		Premier Financial Corp.	444,122	0.0
11,003		Primis Financial Corp.	153,822	0.0
22,109		ProAssurance Corp.	594,290	0.1
22,001	(1)	PROG Holdings, Inc.	632,969	0.1
31,518		Provident Financial Services, Inc.	737,521	0.1
6,195		QCR Holdings, Inc.	350,575	0.0
69,073		Radian Group, Inc.	1,534,111	0.1
24,802	(2)	Ready Capital Corp.	373,518	0.0
46,078		Redwood Trust, Inc.	485,201	0.1
3,249		Regional Management Corp.	157,804	0.0
21,777		Renasant Corp.	728,441	0.1
4,125		Republic Bancorp., Inc.	185,378	0.0
15,713		RLI Corp.	1,738,329	0.2
15,976		S&T Bancorp, Inc.	472,570	0.0
5,918		Safety Insurance Group, Inc.	537,650	0.1
17,973		Sandy Spring Bancorp, Inc.	807,347	0.1
8,933		Sculptor Capital Management, Inc.	124,437	0.0
21,494	(2)	Seacoast Banking Corp. of Florida	752,720	0.1
23,145		Selective Insurance Group	2,068,237	0.2
54,098	(1),(2)	Selectquote, Inc.	150,933	0.0
19,410	(2)	ServisFirst Bancshares, Inc.	1,849,579	0.2
5,755		Sierra Bancorp.	143,760	0.0
10,696	(1)	Silvergate Capital Corp.	1,610,497	0.2
42,376	(2)	Simmons First National Corp.	1,111,099	0.1
36,377	(1)	SiriusPoint Ltd.	272,100	0.0
6,906		SmartFinancial, Inc.	176,655	0.0
3,593	(1)	Southern First Bancshares, Inc.	182,668	0.0
3,753		Southern Missouri Bancorp, Inc.	187,462	0.0
12,923		Southside Bancshares, Inc.	527,646	0.1
30,064	(2)	SouthState Corp.	2,452,922	0.2
6,096		Spirit of Texas Bancshares, Inc.	160,203	0.0
16,012		StepStone Group, Inc.	529,357	0.1
10,117		Stewart Information Services Corp.	613,191	0.1
9,751		Stock Yards Bancorp, Inc.	515,828	0.1
6,655	(1)	StoneX Group, Inc.	494,001	0.1
19,646	(1)	Texas Capital Bancshares, Inc.	1,125,912	0.1
10,141		Tiptree Financial, Inc.	130,312	0.0
6,140		Tompkins Financial Corp.	480,578	0.1
26,173		TowneBank/Portsmouth VA	783,620	0.1
28,143		TPG RE Finance Trust, Inc.	332,369	0.0
8,651	(1)	Trean Insurance Group, Inc.	40,573	0.0
11,776		Trico Bancshares	471,393	0.0
11,588	(1)	Tristate Capital Holdings, Inc.	385,069	0.0
9,241	(1)	Triumph Bancorp, Inc.	868,839	0.1
14,885	(1),(2)	Trupanion, Inc.	1,326,551	0.1
8,838		TrustCo Bank Corp. NY	282,197	0.0
24,471		Trustmark Corp.	743,674	0.1
123,488	(2)	Two Harbors Investment Corp.	682,889	0.1
16,701		UMB Financial Corp.	1,622,669	0.2
50,621	(2)	United Bankshares, Inc.	1,765,660	0.2
40,380		United Community Banks, Inc./GA	1,405,224	0.1
9,510		United Fire Group, Inc.	295,476	0.0
11,265		Universal Insurance Holdings, Inc.	151,965	0.0
12,489		Univest Financial Corp.	334,206	0.0
150,159		Valley National Bancorp	1,955,070	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

19,151		Veritex Holdings, Inc.	730,994	0.1
2,858		Virtus Investment Partners, Inc.	685,891	0.1
11,528		Walker & Dunlop, Inc.	1,491,954	0.1
26,756		Washington Federal, Inc.	878,132	0.1
7,075		Washington Trust Bancorp, Inc.	371,438	0.0
8,365		Waterstone Financial, Inc.	161,779	0.0
23,773		WesBanco, Inc.	816,840	0.1
7,554		West BanCorp, Inc.	205,544	0.0
10,634		Westamerica Bancorp.	643,357	0.1
55,231	(2)	WisdomTree Investments, Inc.	324,206	0.0
1,767	(1),(2)	World Acceptance Corp.	338,981	0.0
26,525		WSFS Financial Corp.	1,236,600	0.1
			168,130,913	15.5

		Health Care: 16.3%
46,607	(1),(2)	1Life Healthcare, Inc.	516,406	0.1
8,661	(1),(2)	2seventy bio, Inc.	147,757	0.0
10,526	(1),(2)	4D Molecular Therapeutics, Inc.	159,153	0.0
3,438	(1)	89bio, Inc.	12,961	0.0
80,326	(1)	9 Meters Biopharma, Inc.	48,139	0.0
20,105	(1),(2)	Absci Corp.	169,485	0.0
47,381	(1)	Acadia Pharmaceuticals, Inc.	1,147,568	0.1
13,699	(1)	Accelerate Diagnostics, Inc.	19,727	0.0
20,169	(1),(2)	Accolade, Inc.	354,168	0.0
37,552	(1)	Accuray, Inc.	124,297	0.0
20,008	(1),(2)	Aclaris Therapeutics, Inc.	344,938	0.0
8,535	(1),(2)	Acumen Pharmaceuticals, Inc.	33,372	0.0
8,927	(1)	Acutus Medical, Inc.	12,409	0.0
22,726	(1),(2)	Adagio Therapeutics, Inc.	103,631	0.0
28,646	(1),(2)	AdaptHealth Corp.	459,195	0.1
6,191	(1)	Addus HomeCare Corp.	577,558	0.1
8,616	(1),(2)	Adicet Bio, Inc.	172,062	0.0
36,284	(1)	Adverum Biotechnologies, Inc.	47,532	0.0
15,466	(1)	Aeglea BioTherapeutics, Inc.	35,572	0.0
16,600	(1),(2)	Aerie Pharmaceuticals, Inc.	151,060	0.0
4,883	(1),(2)	Aerovate Therapeutics, Inc.	89,505	0.0
45,827	(1)	Affimed NV	200,264	0.0
87,134	(1)	Agenus, Inc.	214,350	0.0
9,968	(1),(2)	Agiliti, Inc.	210,325	0.0
22,095	(1),(2)	Agios Pharmaceuticals, Inc.	643,185	0.1
67,594	(1)	Akebia Therapeutics, Inc.	48,526	0.0
10,163	(1),(2)	Akero Therapeutics, Inc.	144,213	0.0
10,049	(1),(2)	Akouos, Inc.	47,733	0.0
5,497	(1)	Akoya Biosciences, Inc.	60,412	0.0
78,095	(1)	Alaunos Therapeutics, Inc.	50,949	0.0
6,772	(1),(2)	Albireo Pharma, Inc.	202,009	0.0
18,652	(1)	Aldeyra Therapeutics, Inc.	82,908	0.0
22,866	(1),(2)	Alector, Inc.	325,840	0.0
29,179	(1),(2)	Alignment Healthcare, Inc.	327,680	0.0
7,600	(1)	Aligos Therapeutics, Inc.	16,340	0.0
63,103	(1)	Alkermes PLC	1,660,240	0.2
13,630	(1)	Allakos, Inc.	77,691	0.0
26,610	(1),(2)	Allogene Therapeutics, Inc.	242,417	0.0
11,379	(1)	Allovir, Inc.	76,808	0.0
48,944	(1)	Allscripts Healthcare Solutions, Inc.	1,102,219	0.1
2,765	(1)	Alpha Teknova, Inc.	38,185	0.0
28,352	(1),(2)	Alphatec Holdings, Inc.	326,048	0.0
4,368	(1),(2)	Alpine Immune Sciences, Inc.	39,181	0.0
14,510	(1),(2)	Altimmune, Inc.	88,366	0.0
6,631	(1)	ALX Oncology Holdings, Inc.	112,064	0.0
72,498	(1)	American Well Corp.	305,217	0.0
102,862	(1)	Amicus Therapeutics, Inc.	974,103	0.1
18,391	(1)	AMN Healthcare Services, Inc.	1,918,733	0.2
41,827	(1)	Amneal Pharmaceuticals, Inc.	174,419	0.0
15,521	(1)	Amphastar Pharmaceuticals, Inc.	557,204	0.1
63,436	(1)	Ampio Pharmaceuticals, Inc.	29,815	0.0
2,671	(1),(2)	Amylyx Pharmaceuticals, Inc.	34,322	0.0
7,709	(1),(2)	AnaptysBio, Inc.	190,721	0.0
26,383	(1),(2)	Anavex Life Sciences Corp.	324,775	0.0
15,286	(1)	Angiodynamics, Inc.	329,260	0.0
5,617	(1)	Angion Biomedica Corp.	11,908	0.0
4,265	(1)	ANI Pharmaceuticals, Inc.	119,889	0.0
5,737	(1)	Anika Therapeutics, Inc.	144,056	0.0
12,269	(1),(2)	Annexon, Inc.	33,494	0.0
71,283	(1)	Antares Pharma, Inc.	292,260	0.0
30,358	(1)	Apellis Pharmaceuticals, Inc.	1,542,490	0.2
14,944	(1),(2)	Apollo Medical Holdings, Inc.	724,336	0.1
9,401	(1),(2)	Applied Molecular Transport, Inc.	70,696	0.0
13,414	(1)	Apyx Medical Corp.	87,593	0.0
18,379	(1),(2)	AquaBounty Technologies, Inc.	34,369	0.0
30,937	(1)	Arbutus Biopharma Corp.	92,192	0.0
8,282	(1),(2)	Arcturus Therapeutics Holdings, Inc.	223,283	0.0
17,678	(1)	Arcus Biosciences, Inc.	557,918	0.1
10,740	(1),(2)	Arcutis Biotherapeutics, Inc.	206,852	0.0
33,459	(1)	Ardelyx, Inc.	35,801	0.0
39,672	(1)	Arrowhead Pharmaceuticals, Inc.	1,824,515	0.2
16,200	(1),(2)	Artivion, Inc.	346,356	0.0
18,239	(1),(2)	Arvinas, Inc.	1,227,485	0.1
89,407	(1)	Asensus Surgical, Inc.	56,040	0.0
27,124	(1)	Aspira Women's Health, Inc.	28,209	0.0
34,176	(1)	Atara Biotherapeutics, Inc.	317,495	0.0
24,749	(1)	Atea Pharmaceuticals, Inc.	178,688	0.0
30,193	(1)	Athenex, Inc.	25,045	0.0
78,131	(1),(2)	Athersys, Inc.	47,308	0.0
12,560	(1),(2)	Athira Pharma, Inc.	169,560	0.0
43,917	(1),(2)	Atossa Therapeutics, Inc.	54,896	0.0
10,117	(1)	Atreca, Inc.	32,071	0.0
17,713	(1)	AtriCure, Inc.	1,163,213	0.1
587	(2)	Atrion Corp.	418,531	0.1
2,517	(1)	Aura Biosciences, Inc.	55,374	0.0
19,776	(1)	Avalo Therapeutics, Inc.	14,332	0.0
19,497	(1)	Avanos Medical, Inc.	653,149	0.1
17,875	(1),(2)	Aveanna Healthcare Holdings, Inc.	60,954	0.0
24,137	(1)	Avid Bioservices, Inc.	491,671	0.1
14,788	(1),(2)	Avidity Biosciences, Inc.	273,134	0.0
9,224	(1)	Avita Medical, Inc.	78,220	0.0
13,617	(1)	Avrobio, Inc.	17,974	0.0
14,821	(1)	AxoGen, Inc.	117,679	0.0
18,212	(1),(2)	Axonics, Inc.	1,140,071	0.1
10,857	(1),(2)	Axsome Therapeutics, Inc.	449,371	0.1
20,193	(1),(2)	Beam Therapeutics, Inc.	1,157,059	0.1
18,931	(1),(2)	Berkeley Lights, Inc.	134,599	0.0
9,608	(1)	Beyondspring, Inc.	21,138	0.0
5,938	(1)	BioAtla, Inc.	29,690	0.0
70,521	(1),(2)	BioCryst Pharmaceuticals, Inc.	1,146,671	0.1
21,960	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,603,797	0.3
4,719	(1)	BioLife Solutions, Inc.	107,263	0.0
9,097	(1),(2)	Biomea Fusion, Inc.	40,573	0.0
114,621	(1),(2)	Bionano Genomics, Inc.	295,722	0.0
9,065	(1),(2)	Bioventus, Inc.	127,816	0.0
6,951	(1),(2)	Bioxcel Therapeutics, Inc.	145,345	0.0
7,956	(1)	Black Diamond Therapeutics, Inc.	22,038	0.0
26,044	(1),(2)	Bluebird Bio, Inc.	126,313	0.0
22,979	(1)	Blueprint Medicines Corp.	1,467,899	0.2
9,852	(1),(2)	Bolt Biotherapeutics, Inc.	26,994	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

41,578	(1),(2)	Bridgebio Pharma, Inc.	422,017	0.1
72,297	(1)	Brookdale Senior Living, Inc.	509,694	0.1
10,522	(1)	Brooklyn ImmunoTherapeutics, Inc.	21,570	0.0
51,340	(1),(2)	Butterfly Network, Inc.	244,378	0.0
15,161	(1)	C4 Therapeutics, Inc.	367,806	0.0
18,043	(1)	Cara Therapeutics, Inc.	219,222	0.0
14,452	(1)	Cardiff Oncology, Inc.	35,841	0.0
15,485	(1)	Cardiovascular Systems, Inc.	349,961	0.0
19,948	(1)	CareDx, Inc.	737,877	0.1
17,950	(1),(2)	Caribou Biosciences, Inc.	164,781	0.0
15,074	(1),(2)	Cassava Sciences, Inc.	559,848	0.1
8,555	(1),(2)	Castle Biosciences, Inc.	383,777	0.1
38,755	(1)	Catalyst Pharmaceuticals, Inc.	321,279	0.0
4,296	(1),(2)	Celcuity, Inc.	40,168	0.0
17,976	(1),(2)	Celldex Therapeutics, Inc.	612,263	0.1
13,851	(1),(2)	CEL-SCI Corp.	54,434	0.0
5,927	(1),(2)	Century Therapeutics, Inc.	74,621	0.0
16,302	(1),(2)	Cerevel Therapeutics Holdings, Inc.	570,733	0.1
69,019	(1)	Cerus Corp.	378,914	0.0
20,918	(1),(2)	ChemoCentryx, Inc.	524,414	0.1
29,309	(1)	Chimerix, Inc.	134,235	0.0
14,568	(1)	Chinook Therapeutics, Inc.	238,332	0.0
17,907	(1)	ChromaDex Corp.	44,051	0.0
3,279	(1),(2)	CinCor Pharma, Inc.	57,514	0.0
43,772	(1)	Citius Pharmaceuticals, Inc.	78,352	0.0
7,212	(1),(2)	ClearPoint Neuro, Inc.	75,077	0.0
7,193	(1),(2)	Clene, Inc.	28,340	0.0
41,932	(1),(2)	Clovis Oncology, Inc.	84,703	0.0
24,125	(1),(2)	Codexis, Inc.	497,457	0.1
6,246	(1),(2)	Codiak Biosciences, Inc.	39,162	0.0
14,812	(1),(2)	Cogent Biosciences, Inc.	110,942	0.0
26,497	(1),(2)	Coherus Biosciences, Inc.	342,076	0.0
14,599	(1)	Collegium Pharmaceutical, Inc.	297,236	0.0
49,410	(1)	Community Health Systems, Inc.	586,497	0.1
6,092	(1)	Computer Programs & Systems, Inc.	209,869	0.0
11,295	(2)	Conmed Corp.	1,677,872	0.2
35,494	(1)	Corcept Therapeutics, Inc.	799,325	0.1
15,367	(1),(2)	CorMedix, Inc.	84,211	0.0
7,517	(1),(2)	Cortexyme, Inc.	46,530	0.0
3,517	(1)	Corvel Corp.	592,403	0.1
40,978	(1)	Covetrus, Inc.	688,021	0.1
17,504	(1)	Crinetics Pharmaceuticals, Inc.	384,213	0.1
14,190	(1)	Cross Country Healthcare, Inc.	307,497	0.0
16,162	(1),(2)	CryoPort, Inc.	564,215	0.1
12,253	(1)	Cue Biopharma, Inc.	59,795	0.0
6,549	(1),(2)	Cue Health, Inc.	42,241	0.0
9,704	(1),(2)	Cullinan Oncology, Inc.	101,601	0.0
33,066	(1)	Curis, Inc.	78,697	0.0
7,169	(1),(2)	Cutera, Inc.	494,661	0.1
29,653	(1)	Cymabay Therapeutics, Inc.	92,221	0.0
6,691	(1)	Cyteir Therapeutics, Inc.	25,225	0.0
34,238	(1),(2)	Cytek Biosciences, Inc.	369,086	0.0
31,323	(1),(2)	Cytokinetics, Inc.	1,153,000	0.1
25,786	(1)	CytomX Therapeutics, Inc.	68,849	0.0
16,730	(1)	CytoSorbents Corp.	53,369	0.0
5,317	(1)	DarioHealth Corp.	31,051	0.0
6,191	(1),(2)	Day One Biopharmaceuticals, Inc.	61,415	0.0
16,114	(1),(2)	Deciphera Pharmaceuticals, Inc.	149,377	0.0
35,646	(1),(2)	Denali Therapeutics, Inc.	1,146,732	0.1
9,108	(1),(2)	DermTech, Inc.	133,705	0.0
9,929	(1),(2)	Design Therapeutics, Inc.	160,353	0.0
5,094	(1),(2)	DICE Therapeutics, Inc.	97,448	0.0
92,250	(1)	Durect Corp.	61,798	0.0
42,944	(1),(2)	Dynavax Technologies Corp.	465,513	0.1
11,698	(1),(2)	Dyne Therapeutics, Inc.	112,769	0.0
4,774	(1)	Eagle Pharmaceuticals, Inc./DE	236,265	0.0
9,814	(1),(2)	Eargo, Inc.	51,916	0.0
14,800	(1),(2)	Edgewise Therapeutics, Inc.	143,560	0.0
26,626	(1),(2)	Editas Medicine, Inc.	506,427	0.1
13,380	(1)	Eiger BioPharmaceuticals, Inc.	111,054	0.0
3,443	(1)	Eliem Therapeutics, Inc.	28,887	0.0
19,305	(1),(2)	Emergent Biosolutions, Inc.	792,663	0.1
7,561	(1)	Enanta Pharmaceuticals, Inc.	538,192	0.1
89,245	(1)	Endo International PLC	206,156	0.0
20,555		Ensign Group, Inc.	1,850,156	0.2
3,557	(1),(2)	Entrada Therapeutics, Inc.	33,400	0.0
50,191	(1)	Epizyme, Inc.	57,720	0.0
23,055	(1),(2)	Erasca, Inc.	198,273	0.0
21,480	(1)	Esperion Therapeutics, Inc.	99,667	0.0
12,008	(1),(2)	Evelo Biosciences, Inc.	40,707	0.0
31,038	(1)	Evolent Health, Inc.	1,002,527	0.1
12,504	(1),(2)	Evolus, Inc.	140,295	0.0
8,432	(1)	EyePoint Pharmaceuticals, Inc.	102,449	0.0
31,961	(1),(2)	Fate Therapeutics, Inc.	1,239,128	0.1
33,793	(1)	FibroGen, Inc.	406,192	0.1
29,813	(1),(2)	Fluidigm Corp.	107,029	0.0
7,906	(1),(2)	Foghorn Therapeutics, Inc.	120,408	0.0
7,634	(1)	Forian, Inc.	53,133	0.0
12,915	(1)	Forma Therapeutics Holdings, Inc.	120,109	0.0
26,240	(1)	Fortress Biotech, Inc.	35,686	0.0
12,409	(1)	Frequency Therapeutics, Inc.	26,307	0.0
11,378	(1)	Fulcrum Therapeutics, Inc.	269,090	0.0
8,207	(1)	Fulgent Genetics, Inc.	512,199	0.1
14,906	(1),(2)	G1 Therapeutics, Inc.	113,286	0.0
15,710	(1)	Generation Bio Co.	115,311	0.0
119,370	(1)	Geron Corp.	162,343	0.0
17,836	(1)	Glaukos Corp.	1,031,278	0.1
24,395	(1),(2)	Global Blood Therapeutics, Inc.	845,043	0.1
24,100	(1),(2)	Gossamer Bio, Inc.	209,188	0.0
9,522	(1),(2)	Graphite Bio, Inc.	48,562	0.0
1,489	(1),(2)	Greenwich Lifesciences, Inc.	29,214	0.0
15,920	(1)	Gritstone bio, Inc.	65,590	0.0
7,958	(1),(2)	GT Biopharma, Inc.	22,919	0.0
19,902	(1)	Haemonetics Corp.	1,258,204	0.1
53,624	(1)	Halozyme Therapeutics, Inc.	2,138,525	0.2
15,756	(1)	Hanger, Inc.	288,807	0.0
9,219	(1)	Harmony Biosciences Holdings, Inc.	448,504	0.1
7,705	(1)	Harpoon Therapeutics, Inc.	38,294	0.0
18,080	(1)	Harvard Bioscience, Inc.	112,277	0.0
20,125	(1),(2)	Health Catalyst, Inc.	525,866	0.1
31,956	(1)	HealthEquity, Inc.	2,155,113	0.2
11,520	(1)	HealthStream, Inc.	229,478	0.0
36,274	(1),(2)	Heron Therapeutics, Inc.	207,487	0.0
3,941	(1),(2)	Heska Corp.	544,961	0.1
16,591	(1),(2)	Homology Medicines, Inc.	50,437	0.0
16,523	(1),(2)	Humanigen, Inc.	49,734	0.0
81,676	(1)	iBio, Inc.	34,974	0.0
8,086	(1)	iCAD, Inc.	36,064	0.0
9,110	(1),(2)	Icosavax, Inc.	64,134	0.0
12,821	(1),(2)	Ideaya Biosciences, Inc.	143,467	0.0
2,972	(1),(2)	IGM Biosciences, Inc.	79,442	0.0
11,117	(1),(2)	Ikena Oncology, Inc.	67,814	0.0
7,257	(1),(2)	Imago Biosciences, Inc.	139,842	0.0
6,492	(1),(2)	Immuneering Corp.	42,003	0.0
6,723	(1)	Immunic, Inc.	75,970	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

26,254	(1),(2)	ImmunityBio, Inc.	147,285	0.0
77,133	(1)	Immunogen, Inc.	367,153	0.0
15,417	(1)	Immunovant, Inc.	84,948	0.0
13,427	(1),(2)	Inari Medical, Inc.	1,217,023	0.1
34,535	(1)	Infinity Pharmaceuticals, Inc.	39,370	0.0
7,844	(1)	InfuSystem Holdings, Inc.	76,871	0.0
10,930	(1),(2)	Inhibrx, Inc.	243,520	0.0
7,077	(1),(2)	Innovage Holding Corp.	45,434	0.0
17,554	(1)	Innoviva, Inc.	339,670	0.0
8,100	(1)	Inogen, Inc.	262,602	0.0
6,379	(1),(2)	Inotiv, Inc.	167,002	0.0
80,813	(1),(2)	Inovio Pharmaceuticals, Inc.	290,119	0.0
5,043	(1)	Inozyme Pharma, Inc.	20,626	0.0
46,232	(1),(2)	Insmed, Inc.	1,086,452	0.1
10,521	(1)	Inspire Medical Systems, Inc.	2,700,635	0.3
20,864	(1),(2)	Instil Bio, Inc.	224,288	0.0
12,894	(1)	Integer Holdings Corp.	1,038,870	0.1
27,345	(1),(2)	Intellia Therapeutics, Inc.	1,987,161	0.2
10,934	(1),(2)	Intercept Pharmaceuticals, Inc.	177,896	0.0
11,901	(1)	Intersect ENT, Inc.	333,347	0.0
30,932	(1)	Intra-Cellular Therapies, Inc.	1,892,729	0.2
11,688	(1)	Invacare Corp.	16,480	0.0
78,848	(1),(2)	Invitae Corp.	628,419	0.1
2,189		iRadimed Corp.	98,155	0.0
11,576	(1),(2)	iRhythm Technologies, Inc.	1,822,873	0.2
56,825	(1)	Ironwood Pharmaceuticals, Inc.	714,859	0.1
7,983	(1)	iTeos Therapeutics, Inc.	256,893	0.0
45,048	(1)	IVERIC bio, Inc.	758,158	0.1
6,243	(1),(2)	Janux Therapeutics, Inc.	89,525	0.0
5,645	(1)	Joint Corp./The	199,777	0.0
12,694	(1)	Jounce Therapeutics, Inc.	86,192	0.0
18,304	(1)	Kala Pharmaceuticals, Inc.	25,260	0.0
8,732	(1)	KalVista Pharmaceuticals, Inc.	128,710	0.0
8,698	(1),(2)	Karuna Therapeutics, Inc.	1,102,819	0.1
28,866	(1),(2)	Karyopharm Therapeutics, Inc.	212,742	0.0
10,899	(1)	KemPharm, Inc.	54,822	0.0
6,131	(1),(2)	Keros Therapeutics, Inc.	333,404	0.0
13,459	(1),(2)	Kezar Life Sciences, Inc.	223,689	0.0
11,928	(1)	Kiniksa Pharmaceuticals Ltd.	118,564	0.0
9,522	(1)	Kinnate Biopharma, Inc.	107,218	0.0
13,226	(1)	Kodiak Sciences, Inc.	102,105	0.0
15,094	(1),(2)	Kronos Bio, Inc.	109,130	0.0
7,012	(1),(2)	Krystal Biotech, Inc.	466,578	0.1
24,683	(1),(2)	Kura Oncology, Inc.	396,903	0.1
13,735	(1),(2)	Kymera Therapeutics, Inc.	581,265	0.1
26,421	(1)	Lantheus Holdings, Inc.	1,461,346	0.1
7,830	(2)	LeMaitre Vascular, Inc.	363,860	0.0
26,351	(1)	Lexicon Pharmaceuticals, Inc.	55,074	0.0
11,894	(1)	LHC Group, Inc.	2,005,328	0.2
23,799	(1),(2)	LifeStance Health Group, Inc.	240,608	0.0
5,999	(1),(2)	Ligand Pharmaceuticals, Inc.	674,828	0.1
47,315	(1)	Lineage Cell Therapeutics, Inc.	72,865	0.0
21,032	(1)	LivaNova PLC	1,721,049	0.2
55,884	(1),(2)	Lyell Immunopharma, Inc.	282,214	0.0
23,564	(1)	MacroGenics, Inc.	207,599	0.0
4,645	(1),(2)	Madrigal Pharmaceuticals, Inc.	455,767	0.1
11,888	(1)	Magenta Therapeutics, Inc.	34,475	0.0
96,451	(1),(2)	MannKind Corp.	354,940	0.0
14,703	(1)	Marinus Pharmaceuticals, Inc.	137,473	0.0
36,935	(1),(2)	MaxCyte, Inc.	258,176	0.0
29,338	(1)	Mednax, Inc.	688,856	0.1
11,410	(1)	Medpace Holdings, Inc.	1,866,562	0.2
44,574	(1)	MEI Pharma, Inc.	26,856	0.0
11,938	(1)	MeiraGTx Holdings plc	165,341	0.0
16,781	(1)	Meridian Bioscience, Inc.	435,635	0.1
20,026	(1)	Merit Medical Systems, Inc.	1,332,130	0.1
26,326	(1)	Mersana Therapeutics, Inc.	105,041	0.0
1,955	(2)	Mesa Laboratories, Inc.	498,290	0.1
43,769	(1)	MiMedx Group, Inc.	206,152	0.0
134,563	(1)	Mind Medicine MindMed, Inc.	149,365	0.0
4,973	(1)	ModivCare, Inc.	573,834	0.1
13,887	(1)	Molecular Templates, Inc.	47,910	0.0
10,430	(1),(2)	Monte Rosa Therapeutics, Inc.	146,229	0.0
8,550	(1),(2)	Morphic Holding, Inc.	343,283	0.0
131,135	(1),(2)	Multiplan Corp.	613,712	0.1
26,518	(1)	Mustang Bio, Inc.	26,783	0.0
30,879	(1)	Myriad Genetics, Inc.	778,151	0.1
18,030	(1)	NanoString Technologies, Inc.	626,543	0.1
5,162		National Healthcare Corp.	362,527	0.0
6,304		National Research Corp.	249,954	0.0
14,315	(1)	Natus Medical, Inc.	376,198	0.0
42,293	(1),(2)	Neogen Corp.	1,304,316	0.1
44,560	(1),(2)	NeoGenomics, Inc.	541,404	0.1
13,714	(1)	Neoleukin Therapeutics, Inc.	25,782	0.0
9,371	(1)	Neuronetics, Inc.	28,394	0.0
13,635	(1)	Nevro Corp.	986,220	0.1
8,180	(1),(2)	NexImmune, Inc.	34,438	0.0
23,474	(1)	NextGen Healthcare, Inc.	490,841	0.1
12,466	(1)	NGM Biopharmaceuticals, Inc.	190,107	0.0
5,144	(1)	Nkarta, Inc.	58,539	0.0
12,226	(1),(2)	Nurix Therapeutics, Inc.	171,286	0.0
6,781	(1),(2)	Nuvalent, Inc.	94,188	0.0
20,385	(1)	NuVasive, Inc.	1,155,830	0.1
60,270	(1),(2)	Nuvation Bio, Inc.	317,020	0.0
71,520	(1),(2)	Ocugen, Inc.	236,016	0.0
29,930	(1)	Ocular Therapeutix, Inc.	148,154	0.0
8,785	(1),(2)	Olema Pharmaceuticals, Inc.	37,424	0.0
8,422	(1),(2)	Omega Therapeutics, Inc.	52,553	0.0
24,101	(1),(2)	Omeros Corp.	144,847	0.0
16,913	(1)	Omnicell, Inc.	2,190,064	0.2
27,904	(1)	Oncocyte Corp.	41,577	0.0
15,983	(1)	Oncternal Therapeutics, Inc.	22,216	0.0
156,761	(1),(2)	Opko Health, Inc.	539,258	0.1
6,998	(1),(2)	OptimizeRx Corp.	263,895	0.0
60,549	(1)	Option Care Health, Inc.	1,729,279	0.2
12,508	(1)	Oramed Pharmaceuticals, Inc.	108,194	0.0
28,304	(1)	OraSure Technologies, Inc.	191,901	0.0
21,983	(1),(2)	Organogenesis Holdings, Inc.	167,510	0.0
11,955	(1)	ORIC Pharmaceuticals, Inc.	63,840	0.0
45,575	(1)	Ortho Clinical Diagnostics Holdings PLC	850,430	0.1
8,208	(1)	Orthofix Medical, Inc.	268,402	0.0
5,815	(1),(2)	OrthoPediatrics Corp.	313,952	0.0
38,569	(1),(2)	Outlook Therapeutics, Inc.	68,653	0.0
18,414	(1),(2)	Outset Medical, Inc.	835,996	0.1
28,162		Owens & Minor, Inc.	1,239,691	0.1
4,488	(1),(2)	Oyster Point Pharma, Inc.	52,240	0.0
76,498	(1),(2)	Pacific Biosciences of California, Inc.	696,132	0.1
17,190	(1)	Pacira BioSciences, Inc.	1,311,941	0.1
18,500	(1),(2)	Paratek Pharmaceuticals, Inc.	54,945	0.0
14,517	(1)	Passage Bio, Inc.	45,003	0.0
33,147		Patterson Cos., Inc.	1,072,968	0.1
26,665	(1)	PAVmed, Inc.	35,198	0.0
10,171	(1)	Pennant Group, Inc./The	189,486	0.0
14,901	(1)	Personalis, Inc.	122,039	0.0
11,074	(1),(2)	PetIQ, Inc.	270,206	0.0
7,863	(1)	Phathom Pharmaceuticals, Inc.	107,015	0.0
8,934		Phibro Animal Health Corp.	178,233	0.0
19,547	(1)	Phreesia, Inc.	515,259	0.1
9,774	(1)	Pliant Therapeutics, Inc.	68,516	0.0
10,309	(1),(2)	PMV Pharmaceuticals, Inc.	214,633	0.0
2,397	(1),(2)	Portage Biotech, Inc.	15,748	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

11,437	(1)	Poseida Therapeutics, Inc.	51,238	0.0
12,538	(1),(2)	Praxis Precision Medicines, Inc.	128,013	0.0
36,274	(1)	Precigen, Inc.	76,538	0.0
21,947	(1)	Precision BioSciences, Inc.	67,597	0.0
3,812	(1),(2)	Prelude Therapeutics, Inc.	26,303	0.0
19,719	(1)	Prestige Consumer Healthcare, Inc.	1,043,924	0.1
14,177	(1),(2)	Privia Health Group, Inc.	378,951	0.0
1,603	(1),(2)	PROCEPT BioRobotics Corp.	56,089	0.0
24,864	(1),(2)	Progyny, Inc.	1,278,010	0.1
11,760	(1),(2)	Prometheus Biosciences, Inc.	444,058	0.1
17,368	(1)	Protagonist Therapeutics, Inc.	411,274	0.1
14,295	(1),(2)	Prothena Corp. PLC	522,768	0.1
22,082	(1),(2)	Provention Bio, Inc.	161,640	0.0
27,243	(1)	PTC Therapeutics, Inc.	1,016,436	0.1
10,662	(1),(2)	Pulmonx Corp.	264,524	0.0
5,309	(1),(2)	Pulse Biosciences, Inc.	25,802	0.0
10,913	(1)	Puma Biotechnology, Inc.	31,429	0.0
12,465	(1)	Quanterix Corp.	363,853	0.0
30,876	(1)	Quotient Ltd.	37,051	0.0
46,452	(1)	R1 RCM, Inc.	1,243,056	0.1
19,193	(1),(2)	Radius Health, Inc.	169,474	0.0
18,411	(1)	RadNet, Inc.	411,854	0.1
5,956	(1),(2)	Rain Therapeutics, Inc.	30,197	0.0
6,754	(1),(2)	Rallybio Corp.	47,143	0.0
6,456	(1),(2)	Rapid Micro Biosystems, Inc.	43,836	0.0
8,354	(1),(2)	RAPT Therapeutics, Inc.	183,704	0.0
10,625	(1),(2)	Reata Pharmaceuticals, Inc.	348,075	0.0
45,024	(1),(2)	Recursion Pharmaceuticals, Inc.	322,372	0.0
15,496	(1)	REGENXBIO, Inc.	514,312	0.1
26,620	(1),(2)	Relay Therapeutics, Inc.	796,737	0.1
7,344	(1),(2)	Relmada Therapeutics, Inc.	198,215	0.0
11,554	(1)	Replimune Group, Inc.	196,187	0.0
8,791	(1),(2)	Retractable Technologies, Inc.	41,757	0.0
27,745	(1),(2)	Revance Therapeutics, Inc.	541,028	0.1
23,413	(1),(2)	REVOLUTION Medicines, Inc.	597,266	0.1
17,216	(1),(2)	Rhythm Pharmaceuticals, Inc.	198,328	0.0
66,909	(1)	Rigel Pharmaceuticals, Inc.	200,058	0.0
15,891	(1),(2)	Rocket Pharmaceuticals, Inc.	252,031	0.0
18,095	(1)	Rubius Therapeutics, Inc.	99,703	0.0
4,786	(1),(2)	RxSight, Inc.	59,251	0.0
33,854	(1),(2)	Sana Biotechnology, Inc.	279,634	0.0
46,558	(1),(2)	Sangamo Therapeutics, Inc.	270,502	0.0
11,074	(1),(2)	Scholar Rock Holding Corp.	142,744	0.0
18,181	(1),(2)	Schrodinger, Inc./United States	620,336	0.1
13,620	(1)	SeaSpine Holdings Corp.	165,619	0.0
34,079	(1)	Seelos Therapeutics, Inc.	28,551	0.0
16,338	(1),(2)	Seer, Inc.	248,991	0.0
42,955		Select Medical Holdings Corp.	1,030,490	0.1
35,713	(1)	Selecta Biosciences, Inc.	43,927	0.0
6,942	(1)	Sensei Biotherapeutics, Inc.	16,036	0.0
168,470	(1),(2)	Senseonics Holdings, Inc.	331,886	0.0
27,589	(1)	Seres Therapeutics, Inc.	196,434	0.0
83,560	(1)	Sesen Bio, Inc.	50,362	0.0
9,738	(1)	Shattuck Labs, Inc.	41,484	0.0
13,226	(1)	Shockwave Medical, Inc.	2,742,543	0.3
12,976	(1)	SI-BONE, Inc.	293,258	0.0
21,396	(1),(2)	Sientra, Inc.	47,499	0.0
20,326	(1),(2)	SIGA Technologies, Inc.	144,111	0.0
4,904	(1),(2)	Sight Sciences, Inc.	56,690	0.0
13,831	(1),(2)	Silk Road Medical, Inc.	571,082	0.1
6,899	(1)	Silverback Therapeutics, Inc.	24,215	0.0
6,372		Simulations Plus, Inc.	324,845	0.0
15,696	(1),(2)	Singular Genomics Systems, Inc.	99,042	0.0
21,382	(1)	SOC Telemed, Inc.	63,932	0.0
23,367	(1)	Solid Biosciences, Inc.	28,040	0.0
114,455	(1),(2)	Sorrento Therapeutics, Inc.	266,680	0.0
60,328	(1)	Spectrum Pharmaceuticals, Inc.	77,823	0.0
9,856	(1),(2)	Spero Therapeutics, Inc.	85,747	0.0
11,408	(1),(2)	SpringWorks Therapeutics, Inc.	643,868	0.1
8,838	(1)	SQZ Biotechnologies Co.	42,511	0.0
18,633	(1)	Staar Surgical Co.	1,488,963	0.2
19,552	(1)	Stereotaxis, Inc.	72,929	0.0
7,424	(1)	Stoke Therapeutics, Inc.	156,275	0.0
10,629	(1),(2)	Summit Therapeutics, Inc.	26,041	0.0
19,541	(1),(2)	Supernus Pharmaceuticals, Inc.	631,565	0.1
12,158	(1)	Surface Oncology, Inc.	35,745	0.0
12,841	(1)	Surgery Partners, Inc.	706,897	0.1
5,607	(1)	SurModics, Inc.	254,165	0.0
17,110	(1)	Sutro Biopharma, Inc.	140,644	0.0
17,793	(1),(2)	Syndax Pharmaceuticals, Inc.	309,242	0.0
22,264	(1)	Syros Pharmaceuticals, Inc.	26,494	0.0
8,485	(1)	Tabula Rasa HealthCare, Inc.	48,874	0.0
8,094	(1)	Tactile Systems Technology, Inc.	163,175	0.0
8,090	(1)	Talaris Therapeutics, Inc.	79,606	0.0
3,283	(1)	Tarsus Pharmaceuticals, Inc.	55,220	0.0
8,958	(1)	Taysha Gene Therapies, Inc.	58,406	0.0
11,040	(1)	TCR2 Therapeutics, Inc.	30,470	0.0
10,583	(1),(2)	Tenaya Therapeutics, Inc.	124,668	0.0
40,844	(1)	Tenet Healthcare Corp.	3,510,950	0.3
4,385	(1)	Terns Pharmaceuticals, Inc.	13,023	0.0
50,141	(1),(2)	TG Therapeutics, Inc.	476,841	0.1
129,363	(1)	TherapeuticsMD, Inc.	49,158	0.0
22,888	(1),(2)	Theravance Biopharma, Inc.	218,809	0.0
4,795	(1),(2)	Theseus Pharmaceuticals, Inc.	55,286	0.0
16,946	(1),(2)	Tivity Health, Inc.	545,153	0.1
123,963	(1)	Tonix Pharmaceuticals Holding Corp.	28,536	0.0
10,189	(1),(2)	TransMedics Group, Inc.	274,492	0.0
23,422	(1)	Travere Therapeutics, Inc.	603,585	0.1
11,144	(1)	Treace Medical Concepts, Inc.	210,733	0.0
60,514	(1)	Trevena, Inc.	33,277	0.0
18,089	(1)	Turning Point Therapeutics, Inc.	485,690	0.1
20,300	(1),(2)	Twist Bioscience Corp.	1,002,414	0.1
4,958	(1)	Tyra Biosciences, Inc.	53,051	0.0
2,948	(1)	UFP Technologies, Inc.	195,069	0.0
7,589	(1),(2)	UroGen Pharma Ltd.	66,100	0.0
5,125	(2)	US Physical Therapy, Inc.	509,681	0.1
21,489	(1)	Vanda Pharmaceuticals, Inc.	243,041	0.0
9,126	(1),(2)	Vapotherm, Inc.	126,851	0.0
15,081	(1),(2)	Varex Imaging Corp.	321,074	0.0
46,333	(1),(2)	Vaxart, Inc.	233,518	0.0
16,021	(1),(2)	Vaxcyte, Inc.	386,907	0.1
73,604	(1)	VBI Vaccines, Inc.	122,183	0.0
5,234	(1)	Vera Therapeutics, Inc.	122,947	0.0
26,671	(1),(2)	Veracyte, Inc.	735,319	0.1
68,533	(1)	Verastem, Inc.	96,632	0.0
18,550	(1)	Vericel Corp.	708,981	0.1
4,967	(1),(2)	Verrica Pharmaceuticals, Inc.	40,282	0.0
13,648	(1),(2)	Verve Therapeutics, Inc.	311,447	0.0
17,225	(1)	Viemed Healthcare, Inc.	85,781	0.0
54,535	(1)	ViewRay, Inc.	213,777	0.0
27,389	(1),(2)	Viking Therapeutics, Inc.	82,167	0.0
5,725	(1)	Vincerx Pharma, Inc.	22,900	0.0
23,719	(1)	Vir Biotechnology, Inc.	610,053	0.1
12,841	(1),(2)	Viracta Therapeutics, Inc.	61,123	0.0
75,121	(1)	VistaGen Therapeutics, Inc.	93,150	0.0
6,982	(1),(2)	Vor BioPharma, Inc.	42,171	0.0
14,385	(1)	WaVe Life Sciences Ltd.	28,770	0.0
10,282	(1)	Werewolf Therapeutics, Inc.	45,241	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

7,482		XBiotech, Inc.	64,644	0.0
22,890	(1)	Xencor, Inc.	610,705	0.1
2,452	(1),(2)	XOMA Corp.	68,607	0.0
13,661	(1),(2)	Y-mAbs Therapeutics, Inc.	162,293	0.0
14,312	(1),(2)	Zentalis Pharmaceuticals, Inc.	660,356	0.1
9,812	(2)	Zynex, Inc.	61,129	0.0
			176,845,286	16.3

		Industrials: 15.2%
16,359		AAON, Inc.	911,687	0.1
13,468	(1)	AAR Corp.	652,255	0.1
26,500		ABM Industries, Inc.	1,220,060	0.1
19,741	(1)	Acacia Research Corp.	89,032	0.0
37,290		ACCO Brands Corp.	298,320	0.0
29,195	(1)	Aerojet Rocketdyne Holdings, Inc.	1,148,823	0.1
8,893	(1),(2)	Aerovironment, Inc.	837,187	0.1
23,413	(1)	AgEagle Aerial Systems, Inc.	27,861	0.0
23,313	(1)	Air Transport Services Group, Inc.	779,820	0.1
3,800		Alamo Group, Inc.	546,402	0.1
11,893		Albany International Corp.	1,002,818	0.1
5,868	(1)	Allegiant Travel Co.	952,905	0.1
5,211		Allied Motion Technologies, Inc.	155,496	0.0
8,464	(1)	Alta Equipment Group, Inc.	104,615	0.0
25,202		Altra Industrial Motion Corp.	981,114	0.1
12,249	(1),(2)	Ameresco, Inc.	973,795	0.1
11,993	(1)	American Superconductor Corp.	91,267	0.0
6,808	(1)	American Woodmark Corp.	333,252	0.0
77,717	(1)	API Group Corp.	1,634,389	0.2
10,134		Apogee Enterprises, Inc.	480,960	0.1
14,817		Applied Industrial Technologies, Inc.	1,521,113	0.1
9,905		ArcBest Corp.	797,352	0.1
18,927		Arcosa, Inc.	1,083,571	0.1
5,841		Argan, Inc.	237,086	0.0
4,393		Aris Water Solution, Inc.	79,953	0.0
50,940	(1),(2)	Array Technologies, Inc.	574,094	0.1
19,606	(1)	ASGN, Inc.	2,288,216	0.2
9,119		Astec Industries, Inc.	392,117	0.0
10,518	(1)	Astronics Corp.	135,998	0.0
17,563	(1)	Atkore, Inc.	1,728,902	0.2
11,014	(1),(2)	Atlas Air Worldwide Holdings, Inc.	951,279	0.1
16,082	(1)	Avis Budget Group, Inc.	4,234,391	0.4
9,965		AZZ, Inc.	480,712	0.1
23,523	(1),(2)	Babcock & Wilcox Enterprises, Inc.	191,948	0.0
18,175		Barnes Group, Inc.	730,453	0.1
3,057		Barrett Business Services, Inc.	236,826	0.0
21,654	(1)	Beacon Roofing Supply, Inc.	1,283,649	0.1
3,221	(1),(2)	Beam Global	65,869	0.0
14,125	(1),(2)	Blink Charging Co.	373,747	0.0
55,085	(1),(2)	Bloom Energy Corp.	1,330,303	0.1
7,039	(1)	Blue Bird Corp.	132,474	0.0
3,590	(1)	BlueLinx Holdings, Inc.	258,049	0.0
15,101		Boise Cascade Co.	1,049,066	0.1
17,855		Brady Corp.	826,151	0.1
18,090	(1)	BrightView Holdings, Inc.	246,205	0.0
18,588		Brink's Co.	1,263,984	0.1
7,967	(1),(2)	Byrna Technologies, Inc.	65,090	0.0
10,356		Caesarstone Ltd.	108,945	0.0
19,328	(1)	Casella Waste Systems, Inc.	1,694,099	0.2
19,749	(1)	CBIZ, Inc.	828,866	0.1
16,260	(1)	Ceco Environmental Corp.	89,267	0.0
14,085	(1)	Chart Industries, Inc.	2,419,380	0.2
6,842	(1),(2)	Cimpress PLC	435,083	0.0
7,799	(1)	CIRCOR International, Inc.	207,609	0.0
11,080		Columbus McKinnon Corp.	469,792	0.0
13,813		Comfort Systems USA, Inc.	1,229,495	0.1
13,393	(1)	Commercial Vehicle Group, Inc.	113,171	0.0
12,857	(1)	Concrete Pumping Holdings, Inc.	86,142	0.0
11,974	(1)	Construction Partners, Inc.	313,479	0.0
47,423	(1)	CoreCivic, Inc.	529,715	0.1
21,550	(1)	Cornerstone Building Brands, Inc.	524,096	0.1
20,147		Costamare, Inc.	343,506	0.0
4,948		Covenant Logistics Group, Inc.	106,530	0.0
3,010		CRA International, Inc.	253,623	0.0
5,999		CSW Industrials, Inc.	705,422	0.1
19,235	(1),(2)	Custom Truck One Source, Inc.	161,382	0.0
16,066	(1),(2)	Daseke, Inc.	161,785	0.0
16,913		Deluxe Corp.	511,449	0.1
75,486	(1),(2)	Desktop Metal, Inc.	357,804	0.0
9,082		Douglas Dynamics, Inc.	314,146	0.0
4,682	(1)	Ducommun, Inc.	245,290	0.0
7,168	(1)	DXP Enterprises, Inc.	194,181	0.0
11,520	(1)	Dycom Industries, Inc.	1,097,395	0.1
3,601		Eagle Bulk Shipping, Inc.	245,264	0.0
20,098		EMCOR Group, Inc.	2,263,638	0.2
7,818		Encore Wire Corp.	891,799	0.1
16,664	(1)	Energy Recovery, Inc.	335,613	0.0
24,704		Enerpac Tool Group Corp.	540,771	0.1
16,303		EnerSys	1,215,715	0.1
7,484		Ennis, Inc.	138,229	0.0
7,963		EnPro Industries, Inc.	778,224	0.1
16,681	(1),(2)	Eos Energy Enterprises, Inc.	69,727	0.0
9,860		ESCO Technologies, Inc.	689,411	0.1
2,812	(1),(2)	EVI Industries, Inc.	52,275	0.0
44,841	(1)	Evoqua Water Technologies Corp.	2,106,630	0.2
20,052		Exponent, Inc.	2,166,619	0.2
23,385		Federal Signal Corp.	789,244	0.1
19,584	(1)	First Advantage Corp.	395,401	0.0
55,690	(1),(2)	Fluor Corp.	1,597,746	0.2
4,871	(1)	Forrester Research, Inc.	274,822	0.0
10,485		Forward Air Corp.	1,025,223	0.1
5,333	(1)	Franklin Covey Co.	241,158	0.0
17,563		Franklin Electric Co., Inc.	1,458,432	0.1
14,722	(1),(2)	Frontier Group Holdings, Inc.	166,800	0.0
12,059	(1),(2)	FTC Solar, Inc.	59,451	0.0
140,607	(1),(2)	FuelCell Energy, Inc.	809,896	0.1
13,626	(2)	GATX Corp.	1,680,495	0.2
13,146		Genco Shipping & Trading Ltd.	310,509	0.0
45,884	(1),(2)	Geo Group, Inc./The	303,293	0.0
12,924	(1)	Gibraltar Industries, Inc.	555,086	0.1
5,708		Global Industrial Co.	183,969	0.0
16,999	(1)	GMS, Inc.	846,040	0.1
9,226		Gorman-Rupp Co.	331,029	0.0
77,752		GrafTech International Ltd.	747,974	0.1
18,326	(2)	Granite Construction, Inc.	601,093	0.1
27,206	(1)	Great Lakes Dredge & Dock Corp.	381,700	0.0
12,506	(2)	Greenbrier Cos., Inc.	644,184	0.1
19,217		Griffon Corp.	384,917	0.0
12,801		H&E Equipment Services, Inc.	557,100	0.1
31,603	(1)	Harsco Corp.	386,821	0.0
20,139	(1)	Hawaiian Holdings, Inc.	396,738	0.0
29,331	(2)	Healthcare Services Group, Inc.	544,677	0.1
17,250		Heartland Express, Inc.	242,707	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

7,664		Heidrick & Struggles International, Inc.	303,341	0.0
12,790		Helios Technologies, Inc.	1,026,398	0.1
9,669		Herc Holdings, Inc.	1,615,593	0.2
7,055	(1)	Heritage-Crystal Clean, Inc.	208,899	0.0
28,029		Hillenbrand, Inc.	1,238,041	0.1
6,525	(1)	HireRight Holdings Corp.	111,578	0.0
17,474	(2)	HNI Corp.	647,412	0.1
13,014	(1)	HUB Group, Inc.	1,004,811	0.1
8,889	(1)	Huron Consulting Group, Inc.	407,205	0.0
15,720	(1),(2)	Hydrofarm Holdings Group, Inc.	238,158	0.0
48,532	(1),(2)	Hyliion Holdings Corp.	214,997	0.0
6,092	(1)	HyreCar, Inc.	14,499	0.0
4,111		Hyster-Yale Materials Handling, Inc. - A shares	136,526	0.0
7,207		ICF International, Inc.	678,467	0.1
172,759	(1),(2)	Ideanomics, Inc.	193,490	0.0
3,844	(1)	IES Holdings, Inc.	154,529	0.0
10,915	(1),(2)	Infrastructure and Energy Alternatives, Inc.	129,343	0.0
23,145	(1),(2)	INNOVATE Corp.	85,405	0.0
13,991		Insperity, Inc.	1,404,976	0.1
7,791		Insteel Industries, Inc.	288,189	0.0
24,278		Interface, Inc.	329,452	0.0
33,258	(1)	JELD-WEN Holding, Inc.	674,472	0.1
12,134		John Bean Technologies Corp.	1,437,515	0.1
4,525		Kadant, Inc.	878,710	0.1
11,369		Kaman Corp.	494,324	0.1
46,823	(1),(2)	KAR Auction Services, Inc.	845,155	0.1
54,418	(2)	KBR, Inc.	2,978,297	0.3
13,672		Kelly Services, Inc.	296,546	0.0
31,456		Kennametal, Inc.	899,956	0.1
8,017		Kforce, Inc.	593,017	0.1
16,531		Kimball International, Inc.	139,687	0.0
21,056		Korn Ferry	1,367,377	0.1
48,628	(1)	Kratos Defense & Security Solutions, Inc.	995,901	0.1
2,342	(1)	Lawson Products	90,261	0.0
4,359		Lindsay Corp.	684,407	0.1
11,995		Luxfer Holdings PLC	201,516	0.0
14,268	(1)	Manitowoc Co., Inc./The	215,161	0.0
10,907		Mantech International Corp.	940,074	0.1
24,214		Marten Transport Ltd.	430,041	0.0
9,271	(1)	Masonite International Corp.	824,563	0.1
10,570	(1)	Matrix Service Co.	86,885	0.0
15,989		Matson, Inc.	1,928,593	0.2
12,717		Matthews International Corp.	411,522	0.0
28,337	(2)	Maxar Technologies, Inc.	1,118,178	0.1
9,341		Mcgrath Rentcorp	793,798	0.1
26,438	(1)	Meritor, Inc.	940,400	0.1
12,561	(1),(2)	Mesa Air Group, Inc.	55,268	0.0
4,615		Miller Industries, Inc.	129,958	0.0
29,196		MillerKnoll, Inc.	1,009,014	0.1
9,547	(1)	Mistras Group, Inc.	63,106	0.0
9,593	(1),(2)	Montrose Environmental Group, Inc.	507,757	0.1
11,185		Moog, Inc.	982,043	0.1
32,579	(1)	MRC Global, Inc.	388,016	0.0
21,473		Mueller Industries, Inc.	1,163,192	0.1
59,960		Mueller Water Products, Inc.	774,683	0.1
6,609	(1)	MYR Group, Inc.	621,510	0.1
1,859		National Presto Industries, Inc.	143,050	0.0
89,118	(1),(2)	Nikola Corp.	954,454	0.1
17,493	(1)	NN, Inc.	50,380	0.0
4,346	(1)	Northwest Pipe Co.	110,606	0.0
44,581	(1)	NOW, Inc.	491,728	0.1
5,258	(1)	NV5 Global, Inc.	700,891	0.1
1,320	(2)	Omega Flex, Inc.	171,428	0.0
2,448	(1)	PAM Transportation Services	85,068	0.0
9,310	(2)	Park Aerospace Corp.	121,496	0.0
4,389		Park-Ohio Holdings Corp.	61,753	0.0
10,602	(1)	Parsons Corp.	410,297	0.0
23,757	(1)	PGT Innovations, Inc.	427,151	0.0
70,815		Pitney Bowes, Inc.	368,238	0.0
1,542		Preformed Line Products Co.	97,794	0.0
21,280		Primoris Services Corp.	506,890	0.1
10,972	(1)	Proto Labs, Inc.	580,419	0.1
14,396		Quanex Building Products Corp.	302,172	0.0
18,680	(1)	Radiant Logistics, Inc.	118,992	0.0
10,784	(1),(2)	RBC Bearings, Inc.	2,090,802	0.2
56,214	(1)	Resideo Technologies, Inc.	1,339,580	0.1
12,940		Resources Connection, Inc.	221,792	0.0
11,973		REV Group, Inc.	160,438	0.0
48,545	(1),(2)	Romeo Power, Inc.	72,332	0.0
18,533		Rush Enterprises, Inc. - Class A	943,515	0.1
26,128		Safe Bulkers, Inc.	124,369	0.0
10,300	(1)	Saia, Inc.	2,511,346	0.2
13,817		Shyft Group, Inc./The	498,932	0.1
16,752		Simpson Manufacturing Co., Inc.	1,826,638	0.2
19,516	(1)	Skywest, Inc.	563,037	0.1
9,970	(1)	SP Plus Corp.	312,659	0.0
38,230	(1)	Spirit Airlines, Inc.	836,090	0.1
16,969	(1)	SPX Corp.	838,438	0.1
15,487		SPX FLOW, Inc.	1,335,289	0.1
4,596		Standex International Corp.	459,232	0.0
33,094		Steelcase, Inc.	395,473	0.0
43,198	(1),(2)	Stem, Inc.	475,610	0.1
5,038	(1),(2)	Sterling Check Corp.	133,154	0.0
11,668	(1)	Sterling Construction Co., Inc.	312,702	0.0
10,727	(1),(2)	Sun Country Airlines Holdings, Inc.	280,833	0.0
7,269		Tennant Co.	572,797	0.1
26,418		Terex Corp.	942,066	0.1
20,737		Tetra Tech, Inc.	3,420,361	0.3
18,266		Textainer Group Holdings Ltd.	695,387	0.1
14,417	(1)	Thermon Group Holdings, Inc.	233,555	0.0
20,274	(1)	Titan International, Inc.	298,636	0.0
8,052	(1)	Titan Machinery, Inc.	227,550	0.0
14,735	(1)	TPI Composites, Inc.	207,174	0.0
3,078	(1)	Transcat, Inc.	249,749	0.0
15,433	(1)	TriNet Group, Inc.	1,517,990	0.1
29,609	(2)	Trinity Industries, Inc.	1,017,365	0.1
25,444		Triton International Ltd.	1,785,660	0.2
25,322	(1)	Triumph Group, Inc.	640,140	0.1
14,346	(1)	TrueBlue, Inc.	414,456	0.0
17,432	(1),(2)	Tutor Perini Corp.	188,266	0.0
22,963		UFP Industries, Inc.	1,771,825	0.2
5,862		Unifirst Corp.	1,080,249	0.1
46,130	(1)	Upwork, Inc.	1,072,061	0.1
12,428	(1)	US Ecology, Inc.	595,053	0.1
12,468	(1),(2)	US Xpress Enterprises, Inc.	48,376	0.0
4,760	(1)	Vectrus, Inc.	170,694	0.0
5,720	(1)	Veritiv Corp.	764,135	0.1
8,446	(1)	Viad Corp.	301,015	0.0
8,291	(1)	Vicor Corp.	584,930	0.1
46,359	(1),(2)	View, Inc.	85,301	0.0
4,642		VSE Corp.	213,950	0.0
20,043	(2)	Wabash National Corp.	297,438	0.0
10,466		Watts Water Technologies, Inc.	1,460,949	0.1
47,535	(1)	Welbilt, Inc.	1,128,956	0.1
23,302		Werner Enterprises, Inc.	955,382	0.1
17,053	(1)	Wesco International, Inc.	2,219,277	0.2
4,466	(1),(2)	Willdan Group, Inc.	137,062	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

81,465	(1)	WillScot Mobile Mini Holdings Corp.	3,187,725	0.3
19,904	(1)	Yellow Corp.	139,527	0.0
46,825		Zurn Water Solutions Corp.	1,657,605	0.2
			164,802,670	15.2

		Information Technology: 13.4%
47,814	(1),(2)	3D Systems Corp.	797,538	0.1
44,416	(1)	8x8, Inc.	559,197	0.1
6,294	(1),(2)	908 Devices, Inc.	119,649	0.0
24,669		A10 Networks, Inc.	344,133	0.0
46,250	(1)	ACI Worldwide, Inc.	1,456,412	0.1
19,600	(2)	Adtran, Inc.	361,620	0.0
14,741		Advanced Energy Industries, Inc.	1,268,905	0.1
38,147	(1),(2)	Aeva Technologies, Inc.	165,177	0.0
8,255	(1)	Agilysys, Inc.	329,209	0.0
19,428	(1),(2)	Akoustis Technologies, Inc.	126,282	0.0
18,684	(1)	Alarm.com Holdings, Inc.	1,241,739	0.1
9,535	(1)	Alkami Technology, Inc.	136,446	0.0
8,511	(1)	Alpha & Omega Co.	465,126	0.1
18,287	(1),(2)	Altair Engineering, Inc.	1,177,683	0.1
13,695	(1)	Ambarella, Inc.	1,436,879	0.1
13,545		American Software, Inc.	282,278	0.0
39,445		Amkor Technology, Inc.	856,745	0.1
7,496	(1),(2)	Appfolio, Inc.	848,622	0.1
15,547	(1)	Appian Corp.	945,569	0.1
34,827	(1)	Arlo Technologies, Inc.	308,567	0.0
27,967	(1)	Asana, Inc.	1,117,841	0.1
7,861	(1),(2)	Atomera, Inc.	102,665	0.0
32,977	(1),(2)	Avaya Holdings Corp.	417,819	0.0
4,068	(1)	Aviat Networks, Inc.	125,172	0.0
14,560	(1)	Avid Technology, Inc.	507,707	0.1
8,950	(1)	AvidXchange Holdings, Inc.	72,047	0.0
13,138	(1)	Axcelis Technologies, Inc.	992,313	0.1
17,749	(1)	AXT, Inc.	124,598	0.0
11,482		Badger Meter, Inc.	1,144,870	0.1
17,232		Belden, Inc.	954,653	0.1
14,915		Benchmark Electronics, Inc.	373,472	0.0
10,842	(1)	Benefitfocus, Inc.	136,826	0.0
19,178	(1)	BigCommerce Holdings, Inc.	420,190	0.0
18,913	(1),(2)	Blackbaud, Inc.	1,132,321	0.1
20,857	(1)	Blackline, Inc.	1,527,150	0.1
17,409	(1)	Bottomline Technologies de, Inc.	986,742	0.1
54,587	(1)	Box, Inc.	1,586,298	0.2
17,418	(1)	Brightcove, Inc.	135,860	0.0
26,443	(1)	BTRS Holdings, Inc.	197,794	0.0
14,023	(1)	CalAmp Corp.	102,508	0.0
21,626	(1)	Calix, Inc.	927,972	0.1
4,347	(1)	Cambium Networks Corp.	102,763	0.0
24,760	(1),(2)	Cantaloupe, Inc.	167,625	0.0
15,423	(1)	Casa Systems, Inc.	69,712	0.0
5,860		Cass Information Systems, Inc.	216,293	0.0
14,955	(1),(2)	Cerence, Inc.	539,875	0.1
9,233	(1)	Ceva, Inc.	375,321	0.0
12,311	(1)	ChannelAdvisor Corp.	203,993	0.0
14,313	(1),(2)	Cleanspark, Inc.	177,052	0.0
4,677	(1)	Clearfield, Inc.	305,034	0.0
11,008		CMC Materials, Inc.	2,040,883	0.2
18,985	(1)	Cohu, Inc.	561,956	0.1
17,859	(1)	Commvault Systems, Inc.	1,184,945	0.1
10,842		Comtech Telecommunications Corp.	170,111	0.0
68,786	(1)	Conduent, Inc.	354,936	0.0
5,882	(1),(2)	Consensus Cloud Solutions, Inc.	353,685	0.0
3,486	(1),(2)	CoreCard Corp.	95,516	0.0
11,040	(1),(2)	Corsair Gaming, Inc.	233,606	0.0
6,831	(1),(2)	Couchbase, Inc.	118,996	0.0
4,674	(1),(2)	CS Disco, Inc.	158,776	0.0
12,319		CSG Systems International, Inc.	783,119	0.1
13,205		CTS Corp.	466,665	0.1
29,010	(1)	Diebold Nixdorf, Inc.	195,237	0.0
14,072	(1)	Digi International, Inc.	302,829	0.0
5,483	(1),(2)	Digimarc Corp.	144,587	0.0
35,486	(1)	Digital Turbine, Inc.	1,554,642	0.2
19,781	(1),(2)	DigitalOcean Holdings, Inc.	1,144,331	0.1
17,036	(1)	Diodes, Inc.	1,481,962	0.1
11,039	(1)	Domo, Inc.	558,242	0.1
7,601	(1)	DZS, Inc.	105,426	0.0
74,333	(1),(2)	E2open Parent Holdings, Inc.	654,874	0.1
18,887	(1),(2)	Eastman Kodak Co.	123,710	0.0
10,650	(2)	Ebix, Inc.	353,047	0.0
10,126	(1)	eGain Corp.	117,259	0.0
16,027	(1)	Emcore Corp.	59,300	0.0
7,190	(1)	Enfusion, Inc.	91,457	0.0
5,949	(1),(2)	EngageSmart, Inc.	126,773	0.0
21,242	(1)	Envestnet, Inc.	1,581,254	0.2
10,851	(1)	ePlus, Inc.	608,307	0.1
6,855	(1),(2)	EverCommerce, Inc.	90,486	0.0
23,583		EVERTEC, Inc.	965,252	0.1
19,290	(1)	Evo Payments, Inc.	445,406	0.0
12,854	(1)	ExlService Holdings, Inc.	1,841,593	0.2
49,495	(1)	Extreme Networks, Inc.	604,334	0.1
14,413	(1)	Fabrinet	1,515,239	0.1
7,486	(1)	Faro Technologies, Inc.	388,673	0.0
22,916	(1)	Flywire Corp.	700,771	0.1
30,373	(1)	Formfactor, Inc.	1,276,577	0.1
6,113	(1),(2)	GreenBox POS	25,797	0.0
17,571	(1)	Grid Dynamics Holdings, Inc.	247,400	0.0
14,341	(1)	GTY Technology Holdings, Inc.	46,321	0.0
9,374		Hackett Group, Inc.	216,164	0.0
37,169	(1),(2)	Harmonic, Inc.	345,300	0.0
9,047	(1)	I3 Verticals, Inc.	252,049	0.0
11,146	(1),(2)	Ichor Holdings Ltd.	397,021	0.0
9,034	(1),(2)	Identiv, Inc.	146,080	0.0
40,661	(1),(2)	II-VI, Inc.	2,947,516	0.3
7,445	(1),(2)	Impinj, Inc.	473,055	0.1
72,665	(1),(2)	Infinera Corp.	630,006	0.1
35,218	(1),(2)	Inseego Corp.	142,633	0.0
13,109	(1)	Insight Enterprises, Inc.	1,406,858	0.1
4,161	(1)	Instructure Holdings, Inc.	83,470	0.0
4,386	(1),(2)	Intapp, Inc.	105,308	0.0
12,355		InterDigital, Inc.	788,249	0.1
13,761	(1)	International Money Express, Inc.	283,614	0.0
19,781	(1)	Iteris, Inc.	58,947	0.0
17,819	(1)	Itron, Inc.	938,705	0.1
21,231	(1)	JFrog Ltd.	572,175	0.1
10,278	(1)	Kimball Electronics, Inc.	205,457	0.0
31,120	(1)	Knowles Corp.	670,014	0.1
29,396	(1)	Kopin Corp.	74,372	0.0
23,929	(2)	Kulicke & Soffa Industries, Inc.	1,340,503	0.1
52,384	(1)	Lattice Semiconductor Corp.	3,192,805	0.3
51,315	(1)	Limelight Networks, Inc.	267,864	0.0
25,710	(1),(2)	LivePerson, Inc.	627,838	0.1
26,002	(1)	LiveRamp Holdings, Inc.	972,215	0.1
14,286	(1)	Luna Innovations, Inc.	110,145	0.0
19,050	(1)	MACOM Technology Solutions Holdings, Inc.	1,140,523	0.1
37,226	(1),(2)	Marathon Digital Holdings, Inc.	1,040,467	0.1
23,639		MAXIMUS, Inc.	1,771,743	0.2
27,744	(1)	MaxLinear, Inc.	1,618,862	0.2
3,608	(1),(2)	MeridianLink, Inc.	65,305	0.0
79,778	(1),(2)	Meta Materials, Inc.	133,229	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

14,924		Methode Electronics, Inc.	645,463	0.1
3,544	(1),(2)	MicroStrategy, Inc.	1,723,518	0.2
63,737	(1),(2)	Microvision, Inc.	297,652	0.0
23,906	(1)	Mimecast Ltd.	1,901,961	0.2
17,843	(1),(2)	Mitek Systems, Inc.	261,757	0.0
14,625	(1),(2)	Model N, Inc.	393,412	0.0
51,246	(1)	Momentive Global, Inc.	833,260	0.1
35,051	(1)	MoneyGram International, Inc.	370,139	0.0
12,511	(1)	Napco Security Technologies, Inc.	256,726	0.0
20,162	(1)	NeoPhotonics Corp.	306,664	0.0
11,519	(1)	Netgear, Inc.	284,289	0.0
26,991	(1)	Netscout Systems, Inc.	865,871	0.1
17,386	(1)	nLight, Inc.	301,473	0.0
13,728	(1)	Novanta, Inc.	1,953,357	0.2
2,159		NVE Corp.	117,601	0.0
11,121	(1),(2)	ON24, Inc.	146,241	0.0
15,033	(1)	OneSpan, Inc.	217,077	0.0
19,069	(1)	Onto Innovation, Inc.	1,656,905	0.2
6,285	(1)	OSI Systems, Inc.	534,979	0.1
55,227	(1),(2)	Ouster, Inc.	248,521	0.0
31,849	(1),(2)	PagerDuty, Inc.	1,088,917	0.1
9,812	(1),(2)	PAR Technology Corp.	395,816	0.0
34,787	(1),(2)	Paya Holdings, Inc.	203,852	0.0
4,776		PC Connection, Inc.	250,215	0.0
12,448	(1)	PDF Solutions, Inc.	346,926	0.0
12,720	(1)	Perficient, Inc.	1,400,345	0.1
24,286	(1)	Photronics, Inc.	412,133	0.0
23,930	(1),(2)	Ping Identity Holding Corp.	656,400	0.1
16,917	(1)	Plantronics, Inc.	666,530	0.1
11,020	(1)	Plexus Corp.	901,546	0.1
23,177		Power Integrations, Inc.	2,148,044	0.2
17,360		Progress Software Corp.	817,482	0.1
16,382	(1),(2)	PROS Holdings, Inc.	545,684	0.1
21,461	(1)	Q2 Holdings, Inc.	1,323,071	0.1
13,358	(1)	Qualys, Inc.	1,902,313	0.2
25,018	(1)	Quantum Corp.	56,791	0.0
22,330	(1),(2)	Rackspace Technology, Inc.	249,203	0.0
42,466	(1)	Rambus, Inc.	1,354,241	0.1
21,774	(1),(2)	Rapid7, Inc.	2,422,140	0.2
13,857	(1),(2)	Rekor Systems, Inc.	63,188	0.0
4,287	(1),(2)	Remitly Global, Inc.	42,313	0.0
34,699	(1),(2)	Repay Holdings Corp.	512,504	0.1
30,736	(1)	Ribbon Communications, Inc.	94,974	0.0
19,078	(1)	Rimini Street, Inc.	110,652	0.0
40,204	(1),(2)	Riot Blockchain, Inc.	851,119	0.1
7,063	(1)	Rogers Corp.	1,919,017	0.2
35,839	(1)	SailPoint Technologies Holding, Inc.	1,834,240	0.2
24,178	(1)	Sanmina Corp.	977,275	0.1
12,968		Sapiens International Corp. NV	329,258	0.0
10,119	(1)	Scansource, Inc.	352,040	0.0
25,155	(1)	Semtech Corp.	1,744,248	0.2
3,916	(1)	ShotSpotter, Inc.	108,552	0.0
14,821	(1)	Silicon Laboratories, Inc.	2,226,114	0.2
6,249	(1)	SiTime Corp.	1,548,627	0.2
3,827	(1),(2)	SkyWater Technology, Inc.	41,446	0.0
13,978	(1),(2)	SMART Global Holdings, Inc.	361,052	0.0
21,380	(1)	Smith Micro Software, Inc.	80,603	0.0
17,618	(1)	Sprout Social, Inc.	1,411,554	0.1
14,134	(1)	SPS Commerce, Inc.	1,854,381	0.2
34,826	(1)	Sumo Logic, Inc.	406,419	0.0
31,755	(1),(2)	SunPower Corp.	682,097	0.1
17,448	(1)	Super Micro Computer, Inc.	664,245	0.1
15,306	(1)	Synaptics, Inc.	3,053,547	0.3
16,580	(1)	Telos Corp.	165,303	0.0
35,833	(1)	Tenable Holdings, Inc.	2,070,789	0.2
7,411	(2)	TTEC Holdings, Inc.	611,556	0.1
36,790	(1)	TTM Technologies, Inc.	545,228	0.1
4,059	(1),(2)	Tucows, Inc.	277,230	0.0
6,210	(1)	Turtle Beach Corp.	132,211	0.0
17,548	(1)	Ultra Clean Holdings, Inc.	743,860	0.1
26,789	(1)	Unisys Corp.	578,910	0.1
12,013	(1),(2)	Upland Software, Inc.	211,549	0.0
41,427	(1),(2)	Varonis Systems, Inc.	1,969,440	0.2
19,919	(1),(2)	Veeco Instruments, Inc.	541,598	0.1
32,199	(1)	Velodyne Lidar, Inc.	82,429	0.0
24,685	(1)	Verint Systems, Inc.	1,276,215	0.1
11,925	(1),(2)	Veritone, Inc.	217,989	0.0
54,389	(1)	Verra Mobility Corp.	885,453	0.1
5,514	(1)	Viant Technology, Inc.	36,117	0.0
88,966	(1)	Viavi Solutions, Inc.	1,430,573	0.1
26,035	(1),(2)	VirnetX Holding Corp.	42,437	0.0
50,944		Vishay Intertechnology, Inc.	998,502	0.1
5,462	(1)	Vishay Precision Group, Inc.	175,603	0.0
94,216	(1)	Vonage Holdings Corp.	1,911,643	0.2
16,746	(1),(2)	Workiva, Inc.	1,976,028	0.2
42,269		Xperi Holding Corp.	732,099	0.1
45,430	(1),(2)	Yext, Inc.	313,013	0.0
44,737	(1),(2)	Zuora, Inc.	670,160	0.1
			145,688,949	13.4

		Materials: 3.9%
10,816		AdvanSix, Inc.	552,589	0.1
49,651	(1)	Allegheny Technologies, Inc.	1,332,633	0.1
12,385		American Vanguard Corp.	251,663	0.0
69,962	(1),(2)	Amyris, Inc.	305,034	0.0
41,625	(1)	Arconic Corp.	1,066,433	0.1
8,566	(1)	Aspen Aerogels, Inc.	295,356	0.0
35,274		Avient Corp.	1,693,152	0.2
12,478		Balchem Corp.	1,705,743	0.2
21,304		Cabot Corp.	1,457,407	0.1
18,965		Carpenter Technology Corp.	796,151	0.1
20,336	(1)	Century Aluminum Co.	535,040	0.1
3,246		Chase Corp.	282,110	0.0
6,922	(1)	Clearwater Paper Corp.	194,024	0.0
101,319	(1),(2)	Coeur Mining, Inc.	450,870	0.0
46,071		Commercial Metals Co.	1,917,475	0.2
13,144		Compass Minerals International, Inc.	825,312	0.1
47,090	(1)	Constellium SE	847,620	0.1
34,813	(1),(2)	Danimer Scientific, Inc.	204,004	0.0
21,063		Ecovyst, Inc.	243,488	0.0
29,322	(1)	Ferro Corp.	637,460	0.1
30,512	(1),(3),(4)	Ferroglobe PLC	–	–
12,580		FutureFuel Corp.	122,403	0.0
17,824	(1)	Gatos Silver, Inc.	77,000	0.0
19,602	(1)	GCP Applied Technologies, Inc.	615,895	0.1
18,788		Glatfelter Corp.	232,595	0.0
12,222		Greif, Inc. - Class A	795,163	0.1
8,195		Hawkins, Inc.	376,151	0.0
5,347		Haynes International, Inc.	227,782	0.0
20,116		HB Fuller Co.	1,329,064	0.1
206,017	(2)	Hecla Mining Co.	1,353,532	0.1
15,688	(1)	Ingevity Corp.	1,005,130	0.1
9,550		Innospec, Inc.	883,853	0.1
4,007	(1)	Intrepid Potash, Inc.	329,135	0.0
6,194	(2)	Kaiser Aluminum Corp.	583,227	0.1
8,608		Koppers Holdings, Inc.	236,892	0.0
63,368	(1),(2)	Livent Corp.	1,652,004	0.2
7,838		Materion Corp.	672,030	0.1
13,011		Minerals Technologies, Inc.	860,678	0.1
29,370	(1),(2)	MP Materials Corp.	1,684,076	0.2
14,782		Myers Industries, Inc.	319,291	0.0
6,926		Neenah, Inc.	274,685	0.0
95,465	(1)	Novagold Resources, Inc.	737,944	0.1
61,163	(1)	O-I Glass, Inc.	806,128	0.1
3,640		Olympic Steel, Inc.	139,994	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

23,707		Orion Engineered Carbons SA	378,601	0.0
18,785		Pactiv Evergreen, Inc.	188,977	0.0
13,651	(1)	Perpetua Resources Corp.	55,969	0.0
21,034	(1),(2)	PureCycle Technologies, Inc.	168,272	0.0
5,329	(2)	Quaker Chemical Corp.	920,904	0.1
15,184	(1)	Ranpak Holdings Corp.	310,209	0.0
26,183	(1)	Rayonier Advanced Materials, Inc.	172,022	0.0
6,234		Ryerson Holding Corp.	218,315	0.0
9,929		Schnitzer Steel Industries, Inc.	515,712	0.0
12,807		Schweitzer-Mauduit International, Inc.	352,193	0.0
16,231		Sensient Technologies Corp.	1,362,592	0.1
8,276		Stepan Co.	817,752	0.1
46,387	(1)	Summit Materials, Inc.	1,440,780	0.1
31,311		SunCoke Energy, Inc.	278,981	0.0
18,056	(1)	TimkenSteel Corp.	395,065	0.0
11,734		Tredegar Corp.	140,691	0.0
17,613		Trimas Corp.	565,201	0.1
15,379		Trinseo PLC	736,962	0.1
44,982		Tronox Holdings PLC	890,194	0.1
20,084		Warrior Met Coal, Inc.	745,317	0.1
12,581	(2)	Worthington Industries, Inc.	646,789	0.1
31,764	(1)	Zymergen, Inc.	91,798	0.0
			42,301,512	3.9

		Real Estate: 7.6%
34,675		Acadia Realty Trust	751,407	0.1
25,934		Agree Realty Corp.	1,720,980	0.2
29,366		Alexander & Baldwin, Inc.	680,998	0.1
900		Alexander's, Inc.	230,607	0.0
20,281		American Assets Trust, Inc.	768,447	0.1
60,238	(1)	Apartment Investment and Management Co.	440,942	0.0
83,391		Apple Hospitality REIT, Inc.	1,498,536	0.1
26,587		Armada Hoffler Properties, Inc.	388,170	0.0
6,129	(1)	Ashford Hospitality Trust, Inc.	62,516	0.0
21,055		Braemar Hotels & Resorts, Inc.	130,120	0.0
65,162		Brandywine Realty Trust	921,391	0.1
60,679		Broadstone Net Lease, Inc.	1,321,589	0.1
38,498		CareTrust REIT, Inc.	743,011	0.1
20,829		CatchMark Timber Trust, Inc.	170,798	0.0
5,850		Centerspace	574,002	0.1
20,985	(1)	Chatham Lodging Trust	289,383	0.0
17,646		City Office REIT, Inc.	311,628	0.0
10,011		Community Healthcare Trust, Inc.	422,564	0.0
44,380		Corporate Office Properties Trust SBI MD	1,266,605	0.1
2,182	(2)	CTO Realty Growth, Inc.	144,710	0.0
54,704	(1),(2)	Cushman & Wakefield PLC	1,121,979	0.1
84,315	(1)	DiamondRock Hospitality Co.	851,582	0.1
190,495	(1)	DigitalBridge Group, Inc.	1,371,564	0.1
97,552		Diversified Healthcare Trust	312,166	0.0
29,831		Douglas Elliman, Inc.	217,766	0.0
32,855	(2)	Easterly Government Properties, Inc.	694,555	0.1
15,385		EastGroup Properties, Inc.	3,127,463	0.3
57,456		Empire State Realty Trust, Inc.	564,218	0.1
41,907	(1),(2)	Equity Commonwealth	1,182,196	0.1
45,766		Essential Properties Realty Trust, Inc.	1,157,880	0.1
24,803	(2)	eXp World Holdings, Inc.	525,080	0.1
12,510		Farmland Partners, Inc.	172,013	0.0
2,786	(1)	Fathom Holdings, Inc.	29,810	0.0
8,692	(1)	Forestar Group, Inc.	154,370	0.0
30,017		Four Corners Property Trust, Inc.	811,660	0.1
43,810		Franklin Street Properties Corp.	258,479	0.0
3,256	(1)	FRP Holdings, Inc.	188,197	0.0
16,006		Getty Realty Corp.	458,092	0.0
15,423		Gladstone Commercial Corp.	339,614	0.0
11,611	(2)	Gladstone Land Corp.	422,873	0.0
22,600		Global Medical REIT, Inc.	368,832	0.0
39,347		Global Net Lease, Inc.	618,928	0.1
55,797	(2)	Healthcare Realty Trust, Inc.	1,533,302	0.1
14,154	(1)	Hersha Hospitality Trust	128,518	0.0
78,784		Independence Realty Trust, Inc.	2,083,049	0.2
2,004	(2)	Indus Realty Trust, Inc.	146,472	0.0
26,129	(2)	Industrial Logistics Properties Trust	592,344	0.1
9,225	(2)	Innovative Industrial Properties, Inc.	1,894,815	0.2
27,130	(2)	iStar, Inc.	635,113	0.1
47,451	(2)	Kennedy-Wilson Holdings, Inc.	1,157,330	0.1
84,922		Kite Realty Group Trust	1,933,674	0.2
15,676	(2)	LTC Properties, Inc.	603,056	0.1
105,234	(2)	LXP Industrial Trust	1,652,174	0.2
83,785	(2)	Macerich Co.	1,310,397	0.1
10,137		Marcus & Millichap, Inc.	534,017	0.1
17,214		National Health Investors, Inc.	1,015,798	0.1
31,606		National Storage Affiliates Trust	1,983,593	0.2
49,560		Necessity Retail REIT, Inc./The	392,020	0.0
16,390	(2)	NETSTREIT Corp.	367,792	0.0
59,150		Newmark Group, Inc.	941,668	0.1
9,279		NexPoint Residential Trust, Inc.	837,986	0.1
20,316		Office Properties Income Trust	522,731	0.0
7,617		One Liberty Properties, Inc.	234,527	0.0
57,070		Outfront Media, Inc.	1,622,500	0.2
73,904		Paramount Group, Inc.	806,293	0.1
51,414	(2)	Pebblebrook Hotel Trust	1,258,615	0.1
38,937	(2)	Phillips Edison & Co., Inc.	1,339,043	0.1
82,132	(2)	Physicians Realty Trust	1,440,595	0.1
50,074		Piedmont Office Realty Trust, Inc.	862,274	0.1
12,043		Plymouth Industrial REIT, Inc.	326,365	0.0
25,750		PotlatchDeltic Corp.	1,357,798	0.1
21,553		Preferred Apartment Communities, Inc.	537,532	0.1
7,833		PS Business Parks, Inc.	1,316,571	0.1
8,158		RE/MAX Holdings, Inc.	226,221	0.0
45,445	(1)	Realogy Holdings Corp.	712,578	0.1
39,993	(1),(2)	Redfin Corp.	721,474	0.1
46,586		Retail Opportunity Investments Corp.	903,303	0.1
8,853		Retail Value, Inc.	27,090	0.0
66,188		RLJ Lodging Trust	931,927	0.1
6,652		RMR Group, Inc.	206,877	0.0
34,312		RPT Realty	472,476	0.0
21,117	(1)	Ryman Hospitality Properties	1,959,024	0.2
86,053		Sabra Healthcare REIT, Inc.	1,281,329	0.1
7,489	(2)	Safehold, Inc.	415,265	0.0
5,802		Saul Centers, Inc.	305,765	0.0
15,976	(1),(2)	Seritage Growth Properties	202,256	0.0
66,639		Service Properties Trust	588,422	0.1
68,354		SITE Centers Corp.	1,142,195	0.1
13,587	(2)	St. Joe Co.	804,894	0.1
66,272		STAG Industrial, Inc.	2,740,347	0.3
43,051	(1)	Summit Hotel Properties, Inc.	428,788	0.0
85,424	(1)	Sunstone Hotel Investors, Inc.	1,006,295	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

40,726	(2)	Tanger Factory Outlet Centers, Inc.	700,080	0.1
27,174		Terreno Realty Corp.	2,012,235	0.2
17,557		UMH Properties, Inc.	431,727	0.0
76,416		Uniti Group, Inc.	1,051,484	0.1
5,422		Universal Health Realty Income Trust	316,482	0.0
46,788	(2)	Urban Edge Properties	893,651	0.1
13,618		Urstadt Biddle Properties, Inc.	256,155	0.0
35,388	(1)	Veris Residential, Inc.	615,397	0.1
33,471		Washington Real Estate Investment Trust	853,511	0.1
18,988		Whitestone REIT	251,591	0.0
46,017	(1)	Xenia Hotels & Resorts, Inc.	887,668	0.1
			82,502,190	7.6

		Utilities: 2.9%
20,701		ALLETE, Inc.	1,386,553	0.1
14,536		American States Water Co.	1,293,995	0.1
27,440		Avista Corp.	1,238,916	0.1
24,784		Black Hills Corp.	1,908,864	0.2
23,744		Brookfield Infrastructure Corp.	1,791,247	0.2
12,978	(1)	Cadiz, Inc.	26,864	0.0
20,456		California Water Service Group	1,212,632	0.1
7,097		Chesapeake Utilities Corp.	977,683	0.1
11,850		Clearway Energy, Inc.-Class A	394,842	0.0
33,613	(2)	Clearway Energy, Inc.-Class C	1,227,211	0.1
14,978		MGE Energy, Inc.	1,195,095	0.1
7,068		Middlesex Water Co.	743,342	0.1
37,622		New Jersey Resources Corp.	1,725,345	0.2
12,088		Northwest Natural Holding Co.	625,191	0.1
20,123		NorthWestern Corp.	1,217,240	0.1
20,300		ONE Gas, Inc.	1,791,272	0.2
17,911	(2)	Ormat Technologies, Inc.	1,465,657	0.1
16,836		Otter Tail Corp.	1,052,250	0.1
32,456		PNM Resources, Inc.	1,547,177	0.1
35,206		Portland General Electric Co.	1,941,611	0.2
9,095	(1)	Purecycle Corp.	109,322	0.0
11,178		SJW Group	777,765	0.1
40,091	(2)	South Jersey Industries, Inc.	1,385,144	0.1
25,601	(2)	Southwest Gas Holdings, Inc.	2,004,302	0.2
19,701	(2)	Spire, Inc.	1,413,744	0.1
34,285	(1)	Sunnova Energy International, Inc.	790,612	0.1
6,712		Unitil Corp.	334,795	0.0
6,115		York Water Co.	274,991	0.0
			31,853,662	2.9

	Total Common Stock
	(Cost $658,890,832)		1,062,169,168	97.7

RIGHTS: 0.0%
		Communication Services: –%
46,399	(1),(3),(4)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: –%
390	(1),(3),(4)	GTX, Inc. - CVR	–	–

		Health Care: 0.0%
4,590	(1),(3),(4)	Aduro Biotech, Inc. - CVR	–	–
37,288	(1),(2),(3),(4)	Progenics Pharmaceuticals, Inc. - CVR	–	–
22,307	(1),(2),(3),(4)	Zogenix, Inc. - CVR	15,169	0.0
			15,169	0.0

		Information Technology: 0.0%
25,018	(1)	Quantum Corp.	3,002	0.0

	Total Rights
	(Cost $799)		18,171	0.0

	Total Long-Term Investments
	(Cost $658,891,631)		1,062,187,339	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 23.7%
		Commercial Paper: 1.3%
375,000	(5)	Bank of America N.A., 0.210%, 05/13/2022	374,883	0.0
900,000	(5)	Bayeriche Landesbank of New York, 0.160%, 04/01/2022	899,992	0.1
400,000	(5)	Collateralized Commercial Paper V Co., LLC, 0.250%, 05/09/2022	399,714	0.0
700,000	(5)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	698,822	0.1
900,000	(5)	Credit Suisse AG, 0.330%, 06/09/2022	898,623	0.1
925,000	(5)	DNB Bank ASA, 0.220%, 05/03/2022	924,735	0.1
6,459,000	(5)	Exxon Mobile Corporation, 0.290%, 04/01/2022	6,458,948	0.6
875,000	(5)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	874,560	0.1
600,000	(5)	LMA-Americas LLC, 0.270%, 05/04/2022	599,645	0.0
500,000	(5)	Old Line Funding LLC, 0.250%, 04/27/2022	499,791	0.0
475,000	(5)	Santander UK PLC, 0.230%, 04/08/2022	474,964	0.0
625,000	(5)	Santander UK PLC, 0.290%, 05/03/2022	624,721	0.1
825,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	824,941	0.1

	Total Commercial Paper
	(Cost $14,554,339)		14,554,339	1.3

		Floating Rate Notes: 2.4%
800,000	(5)	ANZ Bank, 0.420%, 08/18/2022	799,494	0.1
900,000	(5)	Bank of America N.A., 0.380%, 07/06/2022	900,000	0.1
275,000	(5)	Bank of America N.A., 0.420%, 08/16/2022	275,000	0.0
925,000	(5)	Bank of Montreal, 0.410%, 07/25/2022	924,309	0.1
825,000	(5)	Bank of Nova Scotia, 0.410%, 07/12/2022	824,515	0.1
300,000	(5)	Bank of Nova Scotia, 0.440%, 07/18/2022	299,820	0.0
350,000	(5)	Barclays Bank PLC, 0.440%, 07/22/2022	349,605	0.0
725,000	(5)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	724,514	0.1
850,000	(5)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	849,241	0.1
500,000	(5)	Cooperatieve Rabobank U.A./New York, 0.420%, 06/21/2022	499,810	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

975,000	(5)	Cooperatieve Rabobank U.A./New York, 0.410%, 08/03/2022	974,196	0.1
525,000	(5)	Cooperatieve Rabobank U.A./New York, 0.420%, 08/16/2022	524,550	0.1
975,000	(5)	Credit Industriel et Commercial, 0.390%, 07/05/2022	974,449	0.1
325,000	(5)	Credit Industriel et Commercial, 0.410%, 07/07/2022	324,818	0.0
350,000	(5)	Credit Industriel et Commercial, 0.440%, 08/08/2022	349,731	0.0
500,000	(5)	Credit Suisse AG, 0.450%, 05/02/2022	499,979	0.1
975,000	(5)	Credit Suisse AG, 0.430%, 07/19/2022	974,428	0.1
425,000	(5)	DNB Bank ASA, 0.410%, 07/08/2022	424,757	0.0
975,000	(5)	Landesbank Baden-Wurttemberg, 0.440%, 06/17/2022	974,582	0.1
950,000	(5)	Mitsubishi UFJ Trust and Banking Corp., 0.460%, 07/26/2022	949,454	0.1
375,000	(5)	Mizuho Bank Ltd., 0.440%, 07/18/2022	374,621	0.0
450,000	(5)	National Australia Bank Ltd., 0.400%, 08/08/2022	449,606	0.0
975,000	(5)	National Bank of Canada, 0.430%, 08/09/2022	974,206	0.1
975,000	(5)	Natixis SA, 0.440%, 06/17/2022	974,751	0.1
800,000	(5)	Natixis SA, 0.390%, 07/11/2022	799,597	0.1
300,000	(5)	Norinchukin Bank of New York, 0.420%, 06/22/2022	299,884	0.0
875,000	(5)	Royal Bank of Canada, 0.420%, 08/16/2022	874,277	0.1
1,325,000	(5)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	1,324,237	0.1
975,000	(5)	Societe Generale, 0.430%, 08/08/2022	974,146	0.1
325,000	(5)	Starbird Funding Corp., 0.450%, 08/23/2022	324,480	0.0
700,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.490%, 06/24/2022	699,838	0.1
400,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.450%, 08/01/2022	399,763	0.0
800,000	(5)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	799,493	0.1
275,000	(5)	Svenska Handelsbanken AB, 0.420%, 07/29/2022	274,780	0.0
950,000	(5)	Toronto-Dominion Bank, 0.430%, 07/25/2022	949,599	0.1
975,000	(5)	Toronto-Dominion Bank, 0.440%, 08/19/2022	974,318	0.1
1,000,000	(5)	Westpac Banking Corp., 0.410%, 08/02/2022	999,377	0.1

	Total Floating Rate Notes
	(Cost $25,884,225)		25,884,225	2.4

		Repurchase Agreements: 12.6%
3,472,968	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $3,472,995, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.750%, Market Value plus accrued interest $3,542,427, due 06/01/24-02/20/72)	3,472,968	0.3
6,267,783	(5)	Bank of Nova Scotia, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $6,267,833, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $6,393,190, due 04/30/22-05/15/51)	6,267,783	0.6
3,884,738	(5)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,884,773, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $4,001,280, due 04/01/23-03/01/52)	3,884,738	0.4
31,495,458	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $31,495,708, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $32,125,367, due 04/25/22-12/20/71)	31,495,458	2.9
8,049,943	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $8,050,007, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $8,210,943, due 04/05/22-03/01/52)	8,049,943	0.7
15,934,807	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $15,934,951, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $16,253,695, due 04/19/22-02/15/52)	15,934,807	1.5

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

25,860,017	(5)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $25,860,237, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $26,377,217, due 06/15/22-01/20/52)	25,860,017	2.4
7,006,600	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $7,006,654, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $7,146,732, due 03/23/23-02/28/27)	7,006,600	0.6
9,500,894	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $9,500,980, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $9,691,001, due 05/01/22-02/20/72)	9,500,894	0.9
20,110,764	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $20,110,946, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $20,512,992, due 01/15/25-02/15/51)	20,110,764	1.8
5,135,352	(5)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $5,135,401, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,392,121, due 04/15/22-02/20/72)	5,135,352	0.5

	Total Repurchase Agreements
	(Cost $136,719,324)		136,719,324	12.6

		Certificates of Deposit: 0.6%
925,000	(5)	Bank of Nova Scotia, 0.200%, 05/04/2022	924,801	0.1
850,000	(5)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	849,984	0.1
375,000	(5)	Cooperatieve Rabobank U.A./New York, 0.190%, 05/09/2022	374,889	0.0
825,000	(5)	Credit Industriel et Commercial, 0.320%, 06/07/2022	824,457	0.1
275,000	(5)	Norinchukin Bank of New York, 0.220%, 04/12/2022	274,989	0.0
900,000	(5)	Norinchukin Bank of New York, 0.230%, 04/19/2022	899,930	0.1
300,000	(5)	Oversea-Chinese Banking Corp. Ltd., 0.230%, 05/09/2022	299,884	0.0
1,960,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.300%, 04/01/2022	1,960,000	0.2
450,000	(5)	Toronto-Dominion Bank, 0.280%, 05/10/2022	449,898	0.0

	Total Certificates of Deposit
	(Cost $6,858,832)		6,858,832	0.6

		Time Deposits: 3.3%
2,710,000	(5)	ANZ Bank, 0.310%, 04/01/2022	2,710,000	0.2
6,400,000	(5)	Barclays Bank PLC, 0.340%, 04/01/2022	6,400,000	0.6
6,060,000	(5)	BNP Paribas, 0.310%, 04/01/2022	6,060,000	0.6
1,610,000	(5)	CIBC, 0.300%, 04/01/2022	1,610,000	0.1
4,340,000	(5)	Cooperatieve Rabobank U.A./New York, 0.300%, 04/01/2022	4,340,000	0.4
2,310,000	(5)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	2,310,000	0.2
3,940,000	(5)	Mizuho Bank Ltd., 0.320%, 04/01/2022	3,940,000	0.4
2,810,000	(5)	Skandinaviska Enskilda Banken AB, 0.300%, 04/01/2022	2,810,000	0.3
5,580,000	(5)	Svenska Handelsbanken AB, 0.270%, 04/01/2022	5,580,000	0.5

	Total Time Deposits
	(Cost $35,760,000)		35,760,000	3.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.5%
28,325,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	28,325,000	2.6
5,271,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	5,271,000	0.5
4,708,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	4,708,000	0.4
	Total Mutual Funds
	(Cost $38,304,000)		38,304,000	3.5

	Total Short-Term Investments
	(Cost $258,080,720)		258,080,720	23.7

	Total Investments in Securities (Cost $916,972,351)		$1,320,268,059	121.4
	Liabilities in Excess of Other Assets		(232,853,822)	(21.4)
	Net Assets		$1,087,414,237	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $15,169 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$33,832,015	$–	$–	$33,832,015
Consumer Discretionary	108,177,570	–	–	108,177,570
Consumer Staples	37,463,417	–	–	37,463,417
Energy	70,570,984	–	–	70,570,984
Financials	168,130,913	–	–	168,130,913
Health Care	176,845,286	–	–	176,845,286
Industrials	164,802,670	–	–	164,802,670
Information Technology	145,688,949	–	–	145,688,949
Materials	42,301,512	–	–	42,301,512
Real Estate	82,502,190	–	–	82,502,190
Utilities	31,853,662	–	–	31,853,662
Total Common Stock	1,062,169,168	–	–	1,062,169,168
Rights	–	3,002	15,169	18,171
Short-Term Investments	38,304,000	219,776,720	–	258,080,720
Total Investments, at fair value	$1,100,473,168	$219,779,722	$15,169	$1,320,268,059
Other Financial Instruments+
Futures	832,635	–	–	832,635
Total Assets	$1,101,305,803	$219,779,722	$15,169	$1,321,100,694

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
Ferroglobe PLC	6/26/2018	–	–
GTX, Inc. - CVR	6/10/2019	799	–
Media General, Inc. - CVR	1/18/2017	–	–
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	–	–
Zogenix, Inc. - CVR	3/8/2022	–	15,169
		$799	$15,169

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	250	06/17/22	$25,830,000	$832,635
			$25,830,000	$832,635

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $932,337,345.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$488,339,848
Gross Unrealized Depreciation	(99,576,208)
Net Unrealized Appreciation	$388,763,640